UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                   ----------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                 FROST CORE GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK + -- 96.4%
CONSUMER DISCRETIONARY -- 13.1%
   Abercrombie & Fitch, Cl A                           173,170   $     5,683,439
   Carnival                                            157,070         4,573,879
   DeVry                                                85,415         4,722,595
   Lowe's                                              163,190         3,193,628
   O'Reilly Automotive*                                 78,780         2,936,919
   priceline.com*                                       19,765         3,118,719
   Starbucks*                                          193,350         3,669,783
   Urban Outfitters*                                   117,910         3,700,016
                                                                 ---------------
                                                                      31,598,978
                                                                 ---------------
CONSUMER STAPLES -- 12.0%
   Church & Dwight                                      45,675         2,597,994
   Coca-Cola                                            64,920         3,460,885
   Costco Wholesale                                     56,700         3,223,395
   CVS Caremark                                        137,135         4,840,866
   PepsiCo                                              86,135         5,215,474
   Philip Morris International                         122,919         5,821,444
   Wal-Mart Stores                                      76,015         3,776,425
                                                                 ---------------
                                                                      28,936,483
                                                                 ---------------
ENERGY -- 6.7%
   Chesapeake Energy                                   121,034         2,965,333
   Exxon Mobil                                          36,260         2,598,754
   Petroleo Brasileiro ADR                              57,444         2,655,062
   Schlumberger                                         41,367         2,573,027
   Suncor Energy                                        67,280         2,221,586
   Weatherford International*                          175,353         3,073,938
                                                                 ---------------
                                                                      16,087,700
                                                                 ---------------
FINANCIALS -- 7.5%
   Aflac                                               103,107         4,277,910
   Charles Schwab                                      183,177         3,176,289
   Invesco                                             177,684         3,758,017
   JPMorgan Chase                                       82,725         3,455,423
   MetLife                                              99,305         3,379,349
                                                                 ---------------
                                                                      18,046,988
                                                                 ---------------
HEALTH CARE -- 10.7%
   Allergan                                             82,158         4,621,387
   Baxter International                                100,881         5,453,627
   CR Bard                                              48,770         3,661,164
   Gilead Sciences*                                    112,510         4,787,300
   NuVasive*                                           107,310         3,894,280
   St. Jude Medical*                                   103,994         3,544,116
                                                                 ---------------
                                                                      25,961,874
                                                                 ---------------
INDUSTRIALS -- 11.8%
   Cummins                                              62,905         2,708,689
   Deere                                                93,000         4,236,150
   Emerson Electric                                    114,614         4,326,679
   Illinois Tool Works                                  86,270         3,961,519
   PACCAR                                              105,359         3,941,480
   Quanta Services*                                    150,705         3,194,946
   Southwest Airlines                                  288,650         2,424,660
   Terex*                                              182,938         3,699,006
                                                                 ---------------
                                                                      28,493,129
                                                                 ---------------
INFORMATION TECHNOLOGY -- 32.5%
   Apple*                                               43,707         8,238,770
   Applied Materials                                   278,900         3,402,580
   Baidu ADR*                                            9,445         3,569,454
   Cisco Systems*                                      325,970         7,448,414
   Cognizant Technology Solutions, Cl A*               168,941         6,529,570
   Dell*                                               326,060         4,724,609

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   EMC*                                                325,430   $     5,359,832
   Google, Cl A*                                        13,415         7,192,050
   Hewlett-Packard                                     138,298         6,563,623
   Intel                                               320,496         6,124,679
   Mastercard, Cl A                                     16,950         3,712,389
   McAfee*                                              77,525         3,246,747
   Microsoft                                           197,514         5,477,063
   Oracle                                              179,070         3,778,377
   Qualcomm                                             76,055         3,149,438
                                                                 ---------------
                                                                      78,517,595
                                                                 ---------------
MATERIALS -- 2.1%
   Mosaic                                               48,241         2,254,302
   Steel Dynamics                                      204,190         2,734,104
                                                                 ---------------
                                                                       4,988,406
                                                                 ---------------
Total Common Stock (Cost $204,079,282)                               232,631,153
                                                                 ---------------
CASH EQUIVALENT -- 2.5%
   AIM STIT-Government & Agency
      Portfolio, 0.050% **
      (Cost $6,133,194)                              6,133,194         6,133,194
                                                                 ---------------
Total Investments -- 98.9%
   (Cost $210,212,476) ++                                        $   238,764,347
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $241,462,009.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

+ NARROW INDUSTRIES ARE UTILIZED FOR COMPLIANCE PURPOSES, WHEREAS BROAD SECTORS ARE UTILIZED FOR REPORTING.

ADR - AMERICAN DEPOSITARY RECEIPT
CL  - CLASS

++ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $210,212,476, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $32,692,407 AND $(4,140,536), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II              FROST DIVIDEND VALUE EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 97.8%
CONSUMER DISCRETIONARY -- 7.3%
   Gentex                                              125,385   $     2,007,414
   Home Depot                                           67,719         1,699,069
   Limited Brands                                      201,480         3,546,048
   McDonald's                                           50,395         2,953,651
   Yum! Brands                                         114,400         3,769,480
                                                                 ---------------
                                                                      13,975,662
                                                                 ---------------
CONSUMER STAPLES -- 3.8%
   Coca-Cola                                            35,545         1,894,904
   ConAgra Foods                                        92,138         1,934,898
   Philip Morris International                          74,183         3,513,307
                                                                 ---------------
                                                                       7,343,109
                                                                 ---------------
ENERGY -- 19.6%
   BP ADR                                               73,859         4,181,897
   EnCana                                               97,003         5,372,996
   Exxon Mobil                                          70,548         5,056,175
   Patterson-UTI Energy                                234,747         3,657,358
   Petroleo Brasileiro ADR                              80,983         3,743,034
   Schlumberger                                         62,200         3,868,840
   Tenaris ADR                                         116,250         4,140,825
   Tidewater                                            84,105         3,504,656
   XTO Energy                                           92,125         3,828,715
                                                                 ---------------
                                                                      37,354,496
                                                                 ---------------
FINANCIALS -- 23.8%
   Aflac                                               139,117         5,771,964
   Allstate                                            201,150         5,948,006
   American Express                                     55,455         1,932,052
   Ameriprise Financial                                165,840         5,749,673
   Bank of Hawaii                                       46,851         2,080,184
   HSBC Holdings ADR                                   113,606         6,292,636
   JPMorgan Chase                                      109,638         4,579,579
   M&T Bank                                             33,060         2,077,821
   Northern Trust                                       44,988         2,260,647
   NYSE Euronext                                       133,015         3,438,438
   Principal Financial Group                           208,492         5,220,640
                                                                 ---------------
                                                                      45,351,640
                                                                 ---------------
HEALTH CARE -- 9.7%
   Johnson & Johnson                                    60,781         3,589,118
   Medtronic                                            72,210         2,577,897
   Merck                                               155,799         4,818,863
   Novartis ADR                                         76,390         3,968,461
   Pfizer                                              208,405         3,549,137
                                                                 ---------------
                                                                      18,503,476
                                                                 ---------------
INDUSTRIALS -- 10.0%
   Emerson Electric                                     63,690         2,404,297
   General Electric                                    427,345         6,093,940
   Honeywell International                             104,715         3,758,221
   Kennametal                                           84,535         1,991,645
   Norfolk Southern                                     64,630         3,013,051
   Siemens ADR                                          19,920         1,793,198
                                                                 ---------------
                                                                      19,054,352
                                                                 ---------------
INFORMATION TECHNOLOGY -- 7.3%
   Corning                                             134,550         1,965,775
   Intel                                               201,060         3,842,257
   Maxim Integrated Products                           264,445         4,408,298
   SAP ADR                                              38,491         1,742,488
   Taiwan Semiconductor Manufacturing
      ADR                                              203,074         1,937,326
                                                                 ---------------
                                                                      13,896,144
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
MATERIALS -- 12.1%
   Air Products & Chemicals                             48,987   $     3,778,367
   Dow Chemical                                        161,495         3,791,903
   EI Du Pont de Nemours                                63,508         2,020,824
   Nucor                                                82,571         3,290,454
   Rio Tinto ADR                                        31,955         5,688,949
   Vale ADR, Cl B                                      177,440         4,522,946
                                                                 ---------------
                                                                      23,093,443
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.8%
   Vodafone Group ADR                                  240,773         5,342,753
                                                                 ---------------
UTILITIES -- 1.4%
   FPL Group                                            55,145         2,707,619
                                                                 ---------------
Total Common Stock (Cost $171,913,238)
                                                                     186,622,694
                                                                 ---------------
CASH EQUIVALENT -- 1.7%
   AIM STIT-Government & Agency
      Portfolio, 0.050% *
      (Cost $3,136,919)                              3,136,919         3,136,919
                                                                 ---------------
Total Investments -- 99.5%
   (Cost $175,050,157) +                                         $   189,759,613
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $190,749,237.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR - AMERICAN DEPOSITARY RECEIPT

CL  - CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $175,050,157, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $20,407,961 AND $(5,698,505), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II                 FROST STRATEGIC BALANCED FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
REGISTERED INVESTMENT COMPANIES -- 93.2%
EXCHANGE TRADED FUNDS -- 60.4%
   iShares Barclays Aggregate Bond Fund                  2,735   $       286,656
   iShares Barclays Intermediate Credit
      Bond Fund                                          1,974           203,875
   iShares Lehman Treasury Inflation-
      Protected Securities Fund                          3,779           393,054
   iShares MSCI EAFE Index Fund                         38,457         2,049,758
   iShares MSCI Emerging Markets Index
      Fund                                              10,077           378,492
   iShares S&P 500 Growth Index Fund                    17,172           924,540
   iShares S&P MidCap 400 Index Fund                     7,004           461,003
   SPDR International Small Cap                         15,525           384,710
   SPDR Trust Series 1                                  19,686         2,038,682
   Vanguard Emerging Markets                            16,490           620,024
   Vanguard Large Cap Fund                              61,820         2,909,249
   Vanguard Mid Cap Fund                                 9,173           498,828
   Vanguard Small Cap Fund                              13,948           725,575
   Vanguard Small Cap Value Fund                         3,866           193,841
                                                                 ---------------
                                                                      12,068,287
                                                                 ---------------
OPEN-END FUNDS -- 30.0%
   Cohen & Steers Institutional Reality
      Shares                                            14,490           388,179
   Ivy High Income Fund                                 49,995           409,962
   PIMCO Total Return Fund                             399,338         4,368,758
   Templeton Global Bond Fund                           65,501           816,794
                                                                 ---------------
                                                                       5,983,693
                                                                 ---------------
CLOSED-END FUND -- 2.8%
   Macquarie Global Infrastructure Total
      Return Fund                                       39,745           568,353
                                                                 ---------------
Total Registered Investment Companies
      (Cost $21,589,303)                                              18,620,333
                                                                 ---------------
COMMON STOCK -- 3.5%
MATERIALS -- 3.5%
   BHP Billiton ADR                                      4,720           309,538
   Rio Tinto ADR                                           808           143,848
   Vale ADR, Cl B                                        9,702           247,304
                                                                 ---------------
Total Common Stock (Cost $1,072,179)                                     700,690
                                                                 ---------------
CASH EQUIVALENT -- 3.4%
   AIM STIT-Government & Agency
      Portfolio, 0.050% *
      (Cost $685,618)                                  685,618           685,618
                                                                 ---------------
Total Investments -- 100.1%
   (Cost $23,347,100) +                                          $    20,006,641
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $19,980,100.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS

EAFE - EUROPE, AUSTRALASIA, AND FAR EAST

MSCI - MORGAN STANLEY CAPITAL INTERNATIONAL

S&P  - STANDARD & POOR'S

SPDR - STANDARD & POOR'S DEPOSITORY RECEIPT

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $23,347,100, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $510,811 AND $(3,851,270), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II                       FROST KEMPNER MULTI-CAP
SCHEDULE OF INVESTMENTS                                   DEEP VALUE EQUITY FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 84.3%
CONSUMER DISCRETIONARY -- 9.5%
   American Eagle Outfitters                            33,000   $       577,170
   Best Buy                                             32,100         1,225,578
   Gannett                                             235,500         2,312,610
   Home Depot                                          100,700         2,526,563
   JC Penney                                            55,000         1,822,150
   Nintendo ADR                                        108,300         3,401,703
   Staples                                             101,300         2,198,210
                                                                 ---------------
                                                                      14,063,984
                                                                 ---------------
CONSUMER STAPLES -- 5.0%
   Archer-Daniels-Midland                              144,400         4,349,328
   Wal-Mart Stores                                      62,000         3,080,160
                                                                 ---------------
                                                                       7,429,488
                                                                 ---------------
ENERGY -- 2.6%
   ConocoPhillips                                       57,600         2,890,368
   ENSCO International                                  21,306           975,602
                                                                 ---------------
                                                                       3,865,970
                                                                 ---------------
FINANCIALS -- 21.1%
   Allstate                                            126,200         3,731,734
   Annaly Capital Management+++                        343,600         5,810,276
   Bank of America                                     193,830         2,826,041
   Barclays ADR                                        163,800         3,423,420
   Genworth Financial, Cl A                            133,700         1,419,894
   Lincoln National                                     35,567           847,562
   Marsh & McLennan                                    303,700         7,124,802
   RenaissanceRe Holdings                               65,800         3,454,500
   XL Capital, Cl A                                    151,250         2,482,012
                                                                 ---------------
                                                                      31,120,241
                                                                 ---------------
HEALTH CARE -- 4.5%
   Johnson & Johnson                                    21,900         1,293,195
   Medtronic                                            30,100         1,074,570
   Novartis ADR                                         42,200         2,192,290
   Teva Pharmaceutical Industries ADR                   40,500         2,044,440
                                                                 ---------------
                                                                       6,604,495
                                                                 ---------------
INDUSTRIALS -- 11.1%
   Boeing                                              106,000         5,066,800
   Carlisle                                             51,100         1,586,144
   Caterpillar                                          15,500           853,430
   Dover                                               131,800         4,966,224
   Granite Construction                                 18,100           516,936
   Ingersoll-Rand                                      105,300         3,326,427
                                                                 ---------------
                                                                      16,315,961
                                                                 ---------------
INFORMATION TECHNOLOGY -- 11.4%
   Black Box                                            99,456         2,636,578
   Canon ADR                                            35,700         1,344,462
   International Business Machines                      53,200         6,416,452
   Nokia ADR                                           334,400         4,216,784
   Technitrol                                          273,600         2,131,344
                                                                 ---------------
                                                                      16,745,620
                                                                 ---------------
MATERIALS -- 4.1%
   Alcoa                                               117,200         1,455,624
   Dow Chemical                                        126,300         2,965,524
   PPG Industries                                       28,100         1,585,683
                                                                 ---------------
                                                                       6,006,831
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 13.5%
   AT&T                                                306,092         7,857,382
   Nippon Telegraph & Telephone ADR                    328,100         6,739,174
   Verizon Communications                              178,700         5,287,733
                                                                 ---------------
                                                                      19,884,289
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
UTILITIES -- 1.5%
   Southern Union                                   115,300      $     2,256,421
                                                                 ---------------
Total Common Stock (Cost $164,167,971)                               124,293,300
                                                                 ---------------
CASH EQUIVALENT -- 16.2%
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio, 0.080% *
      (Cost $23,857,602)                         23,857,602           23,857,602
                                                                 ---------------
Total Investments -- 100.5%
   (Cost $188,025,573) +                                         $   148,150,902
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $147,434,111.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

+++  REAL ESTATE INVESTMENT TRUST.

ADR - AMERICAN DEPOSITARY RECEIPT

CL  - CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $188,025,573, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $9,048,083 AND $(48,922,754), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 98.2%
CONSUMER DISCRETIONARY -- 21.7%
   Aeropostale*                                         19,400   $       728,082
   American Public Education*                           16,200           516,780
   AnnTaylor Stores*                                    58,300           756,151
   BJ's Restaurants*                                    52,100           831,516
   Bridgepoint Education*                               36,300           514,734
   Buffalo Wild Wings*                                  14,600           598,746
   Carter's*                                            39,300           927,480
   Chico's FAS*                                         95,400         1,140,030
   Chipotle Mexican Grill, Cl A*                        12,500         1,018,625
   Coinstar*                                            15,700           498,318
   Deckers Outdoor*                                      6,500           582,855
   Dick's Sporting Goods*                               43,500           987,015
   Education Management*                                48,800         1,073,600
   Guess?                                               32,700         1,195,185
   J Crew Group*                                        33,800         1,378,364
   Monro Muffler                                        21,200           656,988
   Morningstar*                                         24,100         1,229,582
   NutriSystem                                          40,400           869,408
   Panera Bread, Cl A*                                  18,200         1,091,636
   Peet's Coffee & Tea*                                 17,900           608,600
   priceline.com*                                        7,400         1,167,646
   Texas Roadhouse, Cl A*                               41,400           392,058
   Tractor Supply*                                      16,700           746,490
   Urban Outfitters*                                    39,600         1,242,648
   Vail Resorts*                                        18,000           619,920
   Vitamin Shoppe*                                      35,300           620,221
   Volcom*                                              33,700           559,757
   Warnaco Group*                                       18,400           745,752
   Williams-Sonoma                                      48,600           912,708
                                                                 ---------------
                                                                      24,210,895
                                                                 ---------------
CONSUMER STAPLES -- 3.7%
   Diamond Foods                                        37,900         1,142,685
   Flowers Foods                                        22,100           516,256
   Hain Celestial Group*                                32,800           575,312
   United Natural Foods*                                31,500           759,465
   Whole Foods Market*                                  37,000         1,186,220
                                                                 ---------------
                                                                       4,179,938
                                                                 ---------------
ENERGY -- 9.7%
   Atwood Oceanics*                                     32,900         1,167,621
   Bill Barrett*                                        33,300         1,031,634
   Cabot Oil & Gas                                      21,500           827,105
   Comstock Resources*                                  19,200           788,928
   Concho Resources*                                    24,900           948,939
   EXCO Resources                                       37,700           588,874
   Helmerich & Payne                                    25,400           965,708
   Key Energy Services*                                 82,500           603,075
   Quicksilver Resources*                               45,000           549,000
   St. Mary Land & Exploration                          24,900           849,090
   Superior Energy Services*                            48,400         1,045,924
   Tetra Technologies*                                  58,100           549,626
   Unit*                                                22,800           891,024
                                                                 ---------------
                                                                      10,806,548
                                                                 ---------------
FINANCIALS -- 13.2%
   Affiliated Managers Group*                           22,000         1,396,780
   Alexandria Real Estate Equities++                    26,600         1,440,922
   Corporate Office Properties Trust++                  22,800           756,732
   Digital Realty Trust++                               19,800           893,574
   Douglas Emmett++                                     45,200           533,360
   Greenhill                                             9,500           819,185
   Jones Lang LaSalle                                   23,100         1,082,235

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   KBW*                                                 36,100   $     1,010,800
   Knight Capital Group, Cl A*                          39,400           663,890
   Piper Jaffray*                                       16,700           774,713
   Prosperity Bancshares                                17,100           612,009
   Raymond James Financial                              44,900         1,060,089
   Signature Bank NY*                                   19,600           618,576
   Stifel Financial*                                    11,500           597,540
   Tanger Factory Outlet Centers++                      18,500           704,295
   Waddell & Reed Financial, Cl A                       64,000         1,795,840
                                                                 ---------------
                                                                      14,760,540
                                                                 ---------------
HEALTH CARE -- 10.4%
   Allscripts-Misys Healthcare Solutions*               34,200           666,900
   Bio-Reference Labs*                                  31,200         1,008,696
   Catalyst Health Solutions*                           33,400         1,047,758
   Computer Programs & Systems                          13,800           582,912
   Eurand*                                              22,900           302,738
   HMS Holdings*                                        31,300         1,343,709
   Inverness Medical Innovations*                       30,600         1,163,106
   IPC The Hospitalist*                                 30,600           927,180
   Mednax*                                              18,000           934,560
   Merit Medical Systems*                               28,800           489,024
   Quality Systems                                       9,300           567,486
   Sirona Dental Systems*                               40,500         1,089,855
   SXC Health Solutions*                                33,700         1,539,416
                                                                 ---------------
                                                                      11,663,340
                                                                 ---------------
INDUSTRIALS -- 16.8%
   Clean Harbors*                                        8,800           496,760
   Copart*                                              20,900           672,353
   Cornell*                                             59,700         1,363,548
   Corrections Corp of America*                         53,500         1,280,790
   Curtiss-Wright                                       15,200           453,264
   Flowserve                                            12,900         1,266,909
   Foster Wheeler*                                      26,900           752,931
   GeoEye*                                              22,500           570,825
   Hexcel*                                              50,300           553,300
   ICF International*                                   21,100           604,515
   Insituform Technologies, Cl A*                       14,700           311,640
   Kaydon                                               33,300         1,165,167
   Kennametal                                           25,400           598,424
   Korn/Ferry International*                            40,700           649,572
   Landstar System                                      13,200           465,168
   Monster Worldwide*                                   84,000         1,219,680
   Moog, Cl A*                                          15,500           387,035
   Orion Marine Group*                                  54,400         1,035,776
   Pentair                                              26,800           779,880
   SYKES Enterprises*                                   57,200         1,357,928
   Tetra Tech*                                          26,600           684,418
   Tutor Perini*                                        28,700           506,555
   Wabtec                                               20,600           757,256
   Woodward Governor                                    36,900           867,519
                                                                 ---------------
                                                                      18,801,213
                                                                 ---------------
INFORMATION TECHNOLOGY -- 17.3%
   Advent Software*                                     30,300         1,158,066
   ANSYS*                                               23,300           945,514
   Blackboard*                                          23,200           822,904
   Blue Coat Systems*                                   58,500         1,303,380
   Cadence Design Systems*                             126,300           771,693
   CommScope*                                           31,800           859,236
   Compellent Technologies*                             74,700         1,369,998
   Comtech Telecommunications*                          19,700           632,764
   Cybersource*                                         52,300           856,674
   Factset Research Systems                             17,000         1,088,850
   Intersil, Cl A                                       51,500           646,325

THE ADVISORS' INNER CIRCLE FUND II        FROST HOOVER SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
   Jabil Circuit                                        66,900   $       895,122
   Kenexa*                                              46,800           589,680
   Micros Systems*                                      25,400           683,768
   Netgear*                                             63,500         1,157,605
   Netscout Systems*                                    86,700         1,065,543
   Rovi*                                                32,500           895,375
   Salesforce.com*                                      20,200         1,146,350
   Silicon Laboratories*                                31,400         1,315,660
   Solera Holdings                                      19,200           618,624
   Tyler Technologies*                                  26,000           494,520
                                                                 ---------------
                                                                      19,317,651
                                                                 ---------------
MATERIALS -- 4.4%
   Brush Engineered Materials*                          10,700           197,415
   Kaiser Aluminum                                      20,600           822,970
   Reliance Steel & Aluminum                            13,700           499,776
   RTI International Metals*                            62,200         1,288,162
   Schulman A                                           10,100           175,437
   Terra Industries                                     34,300         1,089,711
   Walter Energy                                        13,500           789,750
                                                                 ---------------
                                                                       4,863,221
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.0%
   Neutral Tandem*                                      52,600         1,109,334
                                                                 ---------------
Total Common Stock (Cost $95,609,393)                                109,712,680
                                                                 ---------------
CASH EQUIVALENT -- 4.3%
   AIM STIT-Government & Agency
      Portfolio, 0.050% **
      (Cost $4,854,038)                              4,854,038         4,854,038
                                                                 ---------------
Total Investments -- 102.5%
   (Cost $100,463,431) +                                         $   114,566,718
                                                                 ===============

PERCENTAGES ARE BASED ON NET ASSETS OF $111,765,058.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

++   REAL ESTATE INVESTMENT TRUST.

CL  - CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $100,463,431, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,829,702 AND $(2,726,415), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 99.7%
AUSTRALIA -- 1.9%
   BHP Billiton                                        133,528   $     4,378,559
                                                                 ---------------
BRAZIL -- 4.8%
   BM&F BOVESPA                                        395,810         2,551,800
   Companhia Brasileira de Meios de
      Pagamento                                         39,700           365,542
   Empresa Brasileira de Aeronautica
      ADR*                                              89,900         1,820,475
   Natura Cosmeticos                                    98,200         1,765,982
   Petroleo Brasileiro ADR                             104,500         4,829,990
                                                                 ---------------
                                                                      11,333,789
                                                                 ---------------
CANADA -- 6.2%
   Canadian National Railway                            83,300         4,028,285
   Canadian Natural Resources                           62,790         4,076,851
   Potash Corp. of Saskatchewan                         28,889         2,680,321
   Rogers Communications, Cl B                         123,460         3,624,461
                                                                 ---------------
                                                                      14,409,918
                                                                 ---------------
CHINA -- 5.9%
   Baidu ADR*                                            4,800         1,814,016
   China Merchants Bank, Cl H                        1,768,539         4,524,877
   Industrial & Commercial Bank of China             7,799,800         6,206,118
   Sinopharm Group, Cl H*                              362,400         1,318,737
                                                                 ---------------
                                                                      13,863,748
                                                                 ---------------
DENMARK -- 4.3%
   Novo Nordisk, Cl B                                   90,042         5,593,582
   Vestas Wind Systems*                                 62,968         4,416,050
                                                                 ---------------
                                                                      10,009,632
                                                                 ---------------
FINLAND -- 1.4%
   Fortum                                               19,757           467,453
   Nokia                                               214,600         2,709,663
                                                                 ---------------
                                                                       3,177,116
                                                                 ---------------
FRANCE -- 9.9%
   Air Liquide                                          33,219         3,576,393
   AXA                                                 221,900         5,516,658
   BNP Paribas                                          57,100         4,299,997
   Lafarge                                              52,004         4,219,601
   LVMH Moet Hennessy Louis Vuitton                     53,365         5,523,974
                                                                 ---------------
                                                                      23,136,623
                                                                 ---------------
GERMANY -- 7.5%
   Deutsche Bank                                        54,600         3,965,307
   Deutsche Boerse                                      28,685         2,322,419
   E.ON                                                 64,207         2,459,821
   Fresenius Medical Care & KGaA                        72,100         3,497,825
   SAP                                                 114,613         5,189,500
                                                                 ---------------
                                                                      17,434,872
                                                                 ---------------
GREECE -- 2.3%
   National Bank of Greece*                            148,766         5,436,934
                                                                 ---------------
HONG KONG -- 4.3%
   CNOOC                                             2,919,994         4,373,428
   Hong Kong Exchanges and Clearing                    321,300         5,656,155
                                                                 ---------------
                                                                      10,029,583
                                                                 ---------------
IRELAND -- 0.8%
   Covidien                                             46,700         1,967,004
                                                                 ---------------

Description                                         Shares            Value
-----------                                    ---------------   ---------------
ISRAEL -- 3.0%
   Teva Pharmaceutical Industries ADR                  139,364   $     7,035,095
                                                                 ---------------
ITALY -- 1.2%
   Intesa Sanpaolo*                                    677,016         2,848,160
                                                                 ---------------
JAPAN -- 8.7%
   Fanuc                                                36,441         3,028,683
   Komatsu                                             298,878         5,830,171
   Mitsubishi UFJ Financial Group                      843,900         4,497,700
   Nintendo                                              8,372         2,101,188
   Toyota Motor                                        124,180         4,905,245
                                                                 ---------------
                                                                      20,362,987
                                                                 ---------------
MEXICO -- 3.1%
   America Movil ADR                                    73,768         3,255,382
   Wal-Mart de Mexico                                1,106,840         3,942,220
                                                                 ---------------
                                                                       7,197,602
                                                                 ---------------
NETHERLANDS -- 1.6%
   Schlumberger                                         59,850         3,722,670
                                                                 ---------------
SOUTH KOREA -- 0.8%
   Hyundai Motor                                        20,769         1,877,727
                                                                 ---------------
SPAIN -- 2.4%
   Telefonica                                          199,100         5,558,120
                                                                 ---------------
SWEDEN -- 2.3%
   Hennes & Mauritz, Cl B                               95,642         5,432,204
                                                                 ---------------
SWITZERLAND -- 8.2%
   Julius Baer Group                                    71,805         2,703,099
   Logitech International*                             111,586         1,904,776
   Nestle                                              114,300         5,315,130
   Novartis                                             97,187         5,060,931
   Roche Holding                                        22,123         3,543,284
   Synthes                                               5,200           616,883
                                                                 ---------------
                                                                      19,144,103
                                                                 ---------------
TURKEY -- 1.1%
   Turkcell Iletisim Hizmet                            375,600         2,484,693
                                                                 ---------------
UNITED KINGDOM -- 17.1%
   Amdocs*                                             109,474         2,758,745
   ARM Holdings                                      1,063,000         2,581,583
   Barclays                                            374,961         1,964,653
   British American Tobacco                            121,337         3,865,451
   British Sky Broadcasting Group                      394,446         3,438,269
   Carnival                                            136,438         4,228,585
   Kingfisher                                          938,400         3,429,008
   Pearson                                             193,954         2,635,640
   Reckitt Benckiser Group                              94,812         4,708,466
   SABMiller                                           127,223         3,333,797
   Smith & Nephew                                      255,714         2,259,847
   Standard Chartered                                  198,940         4,879,046
                                                                 ---------------
                                                                      40,083,090
                                                                 ---------------
UNITED STATES -- 0.9%
   Southern Copper                                      70,800         2,230,200
                                                                 ---------------
Total Common Stock (Cost $226,444,812)                               233,154,429
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II               FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
CASH EQUIVALENT -- 3.5%
   AIM STIT-Government & Agency
      Portfolio, 0.050% **
      (Cost $8,188,097)                              8,188,097   $     8,188,097
                                                                 ---------------
Total Investments -- 103.2%
   (Cost $234,632,909) +                                         $   241,342,526
                                                                 ===============

A summary of the outstanding forward foreign currency contracts held by the Fund at October 31, 2009, is as follows:

                                                                Unrealized
                                                               Appreciation
Settlement Date   Currency to Deliver   Currency to Receive   (Depreciation)
---------------   -------------------   -------------------   --------------
11/30/09          MXP      90,804,000   USD       6,709,705     $(141,824)
11/30/09          USD         491,657   MXP       6,706,000        14,338
01/22/10          BRL       8,345,680   USD       4,682,875        26,683
                                                                ---------
                                                                $(100,803)
                                                                ---------

     PERCENTAGES ARE BASED ON NET ASSETS OF $233,839,141.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

ADR  - AMERICAN DEPOSITARY RECEIPT

BRL  - BRAZILIAN REAL

CL   - CLASS

MXP  - MEXICAN PESO

USD  - UNITED STATES DOLLAR

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $234,632,909, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,457,629 AND $(18,748,012), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II           FROST INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS                                     OCTOBER 31, 2009
                                                                 (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities           Level 1       Level 2++    Level 3      Total
-------------------------         -----------   ------------   -------   ------------
   Common Stock
      Australia                   $        --   $  4,378,559     $--     $  4,378,559
      Brazil                       11,333,789             --      --       11,333,789
      Canada                       14,409,918             --      --       14,409,918
      China                         3,132,753     10,730,995      --       13,863,748
      Denmark                              --     10,009,632      --       10,009,632
      Finland                              --      3,177,116      --        3,177,116
      France                               --     23,136,623      --       23,136,623
      Germany                              --     17,434,872      --       17,434,872
      Greece                               --      5,436,934      --        5,436,934
      Hong Kong                            --     10,029,583      --       10,029,583
      Ireland                       1,967,004             --      --        1,967,004
      Israel                        7,035,095             --      --        7,035,095
      Italy                                --      2,848,160      --        2,848,160
      Japan                                --     20,362,987      --       20,362,987
      Mexico                        7,197,602             --      --        7,197,602
      Netherlands                   3,722,670             --      --        3,722,670
      South Korea                          --      1,877,727      --        1,877,727
      Spain                                --      5,558,120      --        5,558,120
      Sweden                               --      5,432,204      --        5,432,204
      Switzerland                   2,703,099     16,441,004      --       19,144,103
      Turkey                               --      2,484,693      --        2,484,693
      United Kingdom                2,758,745     37,324,345      --       40,083,090
      United States                 2,230,200             --      --        2,230,200
   Cash Equivalent                  8,188,097             --                8,188,097
                                  -----------   ------------     ---     ------------
Total Investments in Securities   $64,678,972   $176,663,554     $--     $241,342,526
                                  ===========   ============     ===     ============

Other Financial Instruments         Level 1        Level 2     Level 3      Total
---------------------------       -----------   ------------   -------   ------------
Forward Contracts*                    $--        $(100,803)      $--      $(100,803)
                                      ===        =========       ===      =========

++ REPRESENTS SECURITIES TRADING PRIMARILY OUTSIDE THE UNITED STATES, THE VALUES OF WHICH WERE ADJUSTED AS A RESULT OF SIGNIFICANT MARKET MOVEMENTS FOLLOWING THE CLOSE OF LOCAL TRADING.

*    FORWARD CONTRACTS ARE VALUED AT THE UNREALIZED DEPRECIATION ON THE
     INSTRUMENT.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount           Value
-----------                                    ---------------   ---------------
ASSET-BACKED SECURITIES -- 24.7%
AUTOMOTIVE -- 16.6%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                      $     1,000,000   $       998,714
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A2
         5.420%, 08/08/11                               99,113           100,848
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                               13,259            13,268
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A3A
         5.490%, 07/06/12                            2,169,315         2,206,127
   Capital One Auto Finance Trust,
      Ser 2005-C, Cl A4A
         4.710%, 06/15/12                              295,195           298,575
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.255%, 12/15/12 (A)                          663,501           657,593
   Capital One Auto Finance Trust,
      Ser 2007-B, Cl A3A
         5.030%, 04/15/12                              833,607           844,137
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                            1,000,000         1,033,528
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                            2,200,000         2,197,880
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                            2,800,000         2,769,000
   CarMax Auto Owner Trust, Ser 2007-1,
      Cl A3
         5.240%, 07/15/11                              448,114           453,062
   CPS Auto Trust, Ser 2005-A, Cl A2
         4.780%, 10/15/11 (B)                          627,758           618,956
   Drive Auto Receivables Trust, Ser 2006-
      2, Cl A3
         5.330%, 04/15/14 (B)                          334,102           335,076
   Fifth Third Auto Trust, Ser 2008-1,
      Cl A4A
         4.810%, 01/15/13                            2,500,000         2,617,034
   Harley-Davidson Motorcycle Trust,
      Ser 2008-1, Cl A4
         4.900%, 12/15/13                            1,000,000         1,053,915
   Household Automotive Trust, Ser 2006-
      2, Cl A4
         5.670%, 06/17/13                              500,000           517,814
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A4
         0.295%, 09/15/14 (A)                          718,308           696,889
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                            5,012,000         5,117,463
   Triad Auto Receivables Owner Trust,
      Ser 2007-B, Cl A2B
         1.244%, 10/12/11 (A)                          529,548           528,917
   UPFC Auto Receivables Trust,
      Ser 2007-A, Cl A3
         5.530%, 07/15/13                              694,243           712,061
   USAA Auto Owner Trust, Ser 2006-2,
      Cl B
         5.620%, 01/15/13                           1, 295,000         1,286,595

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Wachovia Auto Loan Owner Trust 2006-
      1, Ser 2007-1, Cl C
         5.450%, 10/22/12                      $     1,650,000   $     1,698,614
   Wachovia Auto Loan Owner Trust,
      Ser 2008-1, Cl A3
         4.270%, 04/20/12                            2,000,000         2,037,708
   World Omni Auto Receivables Trust,
      Ser 2007-B, Cl A4
         5.390%, 05/15/13                            1,000,000         1,055,593
                                                                 ---------------
                                                                      29,849,367
                                                                 ---------------
CREDIT CARDS -- 5.3%
   Bank of America Credit Card Trust,
      Ser 2007-A8, Cl A8
         5.590%, 11/17/14                            2,000,000         2,174,714
   Chase Issuance Trust, Ser 2008-A4,
      Cl A4
         4.650%, 03/15/15                            2,500,000         2,687,493
   Citibank Credit Card Issuance Trust,
      Ser 2005-A7, Cl A7
         4.750%, 10/22/12                              875,000           907,153
   Citibank, Ser 2004-B2, Cl B2
         0.564%, 10/07/13 (A)                          750,000           727,011
   GE Capital Credit Card Master Note
      Trust, Ser 2007-A, Cl A
         0.285%, 03/15/15 (A)                        2,000,000         1,925,117
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                            1,000,000         1,040,572
                                                                 ---------------
                                                                       9,462,060
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 2.8%
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.495%, 06/15/13 (A)                        1,000,000           967,598
   John Deere Owner Trust, Ser 2008-A,
      Cl A4
         4.890%, 03/16/15                            1,000,000         1,004,673
   Marriott Vacation Club Owner Trust,
      Ser 2009-2A, Cl A
         4.809%, 07/20/31 (B)                        3,000,000         3,008,320
                                                                 ---------------
                                                                       4,980,591
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $41,560,630)                                                 44,292,018
                                                                 ---------------
CORPORATE OBLIGATIONS -- 23.5%
CONSUMER DISCRETIONARY -- 1.8%
   AutoZone
         6.950%, 06/15/16                            3,000,000         3,283,374
                                                                 ---------------
CONSUMER STAPLES -- 0.9%
   CVS Caremark
         4.875%, 09/15/14                            1,430,000         1,521,789
                                                                 ---------------
FINANCIALS -- 9.6%
   Credit Suisse MTN
         5.000%, 05/15/13                            2,000,000         2,134,858
   Fifth Third Bancorp
         6.250%, 05/01/13                            3,000,000         3,115,647
   Hartford Financial Services Group
         5.250%, 10/15/11                            3,000,000         3,080,823

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   HSBC Finance(A)
         0.791%, 06/01/16                      $     3,000,000   $     2,644,932
   Merrill Lynch, MTN(A)
         1.227%, 11/01/11                            2,700,000         2,621,098
   Metropolitan Life Global Funding I(B)
         5.125%, 06/10/14                            3,000,000         3,187,173
   Wachovia
         5.300%, 10/15/11                              498,000           529,362
                                                                 ---------------
                                                                      17,313,893
                                                                 ---------------
HEALTH CARE -- 5.3%
   McKesson
         5.250%, 03/01/13                            3,000,000         3,201,438
   UnitedHealth Group(A)
         0.472%, 06/21/10                            3,000,000         2,988,909
   Wyeth
         5.500%, 02/15/16                            3,000,000         3,264,186
                                                                 ---------------
                                                                       9,454,533
                                                                 ---------------
INDUSTRIALS -- 2.0%
   Ingersoll-Rand Global Holding
         9.500%, 04/15/14                            3,000,000         3,599,700
                                                                 ---------------
INFORMATION TECHNOLOGY -- 1.8%
   Fiserv
         6.125%, 11/20/12                            3,000,000         3,296,565
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 1.8%
   AT&T
         5.875%, 02/01/12                            3,000,000         3,246,540
                                                                 ---------------
UTILITIES -- 0.3%
   AEP Texas Central Transition Funding,
      Ser A-1
         4.980%, 01/01/12                              505,763           509,632
                                                                 ---------------
Total Corporate Obligations
      (Cost $39,898,229)                                              42,226,026
                                                                 ---------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 18.3%
   FAMC
      3.875%, 08/19/11                               4,250,000         4,468,369
   FFCB
      4.820%, 10/12/12                               5,500,000         5,998,085
      4.400%, 01/03/13                               1,935,000         2,091,629
   FHLB
      6.700%, 07/22/14                                 500,000           594,813
   FHLMC
      5.500%, 08/20/12                               1,900,000         2,108,696
   FNMA
      5.000%, 10/15/11                               1,000,000         1,079,191
   GNMA, Cl PD
      5.000%, 05/20/38                               9,944,430        10,640,121
   Tennessee Valley Authority
      5.625%, 01/18/11                               5,500,000         5,836,116
                                                                 ---------------
Total U.S. Government Agency Obligations
      (Cost $30,953,705)                                              32,817,020
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 6.8%
   Baltimore, Public Improvements
      Authority, Ser B, GO, National-RE
      FGIC
         7.500%, 10/15/10                      $       900,000   $       947,511
   City of El Paso Texas, GO
         3.610%, 08/15/14                              500,000           507,835
   Florida Hurricane Catastrophe Fund
      Finance, Ser A, RB(A)
      Callable 12/15/09 @ 101
         1.026%, 10/15/12                            2,000,000         1,882,400
   Georgia Municipal Gas Authority, Ser F,
      RB
         3.071%, 08/01/11                            1,000,000         1,014,270
   New York State, Environmental
      Facilities, Ser A, RB
         5.850%, 03/15/11                            1,000,000         1,038,040
   North Carolina Eastern Municipal Power
      Agency, Ser C, RB
         4.430%, 01/01/14                            1,500,000         1,506,915
   Oklahoma County Finance Authority,
      RB
         5.350%, 09/01/15                              750,000           769,942
   South Texas, Detention Complex Local
      Development Authority, RB,
      National-RE
         4.340%, 02/01/11                            1,865,000         1,862,874
   Texas State, Veterans Housing
      Assistance Project, Ser A-1, GO
      Callable 12/04/09 @ 100
         7.000%, 12/01/10                              555,000           568,337
   Will County Community Unit School
      District No. 365 Valley View, Ser B,
      GO
         4.750%, 11/01/15                            2,000,000         2,081,540
                                                                 ---------------
Total Municipal Bonds
         (Cost $11,969,198)                                           12,179,664
                                                                 ---------------
SOVEREIGN DEBT -- 1.1%
   Republic of Austria MTN(B)
         2.000%, 11/15/12
         (Cost $1,997,483)                           2,000,000         2,005,580
                                                                 ---------------
U.S. TREASURY OBLIGATIONS -- 19.9%
   U.S. Treasury Bill
      0.250%, 02/18/10(C)                           10,000,000         9,998,140
   U.S. Treasury Inflation Indexed Bond
      1.250%, 04/15/14                               1,000,000         1,047,298
   U.S. Treasury Notes
      2.750%, 02/15/19                               5,000,000         4,751,560
      2.375%, 09/30/14                              10,000,000        10,039,800
      1.375%, 10/15/12                               5,000,000         4,994,920
      1.000%, 08/31/11                               5,000,000         5,018,555
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $35,820,312)                                                 35,850,273
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

                                                     Face
Description                                     Amount/Shares         Value
-----------                                    ---------------   ---------------
COMMERCIAL PAPER (C) -- 2.8%
   FCAR Owner Trust
         0.600%, 11/20/09                      $     2,000,000   $     1,999,400
   White Point Funding
         0.700%, 11/12/09                            3,000,000         2,999,475
                                                                 ---------------
Total Commercial Paper (Cost $4,998,758)                               4,998,875
                                                                 ---------------
CASH EQUIVALENT -- 0.8%
   AIM STIT-Government & Agency
         Portfolio, 0.050% *
         (Cost $1,397,544)                           1,397,544         1,397,544
                                                                 ---------------
Total Investments -- 97.9%
   (Cost $168,595,859) +                                         $   175,767,000
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $179,520,420.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF OCTOBER 31, 2009. THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE NEXT RESET DATE.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

CL    - CLASS

FAMC  - FEDERAL AGRICULTURAL MORTGAGE CORPORATION

FFCB  - FEDERAL FARM CREDIT BANK

FGIC  - FEDERAL GUARANTY INSURANCE COMPANY

FHLB  - FEDERAL HOME LOAN BANK

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    -  GENERAL OBLIGATION

MTN   - MEDIUM TERM NOTE

RB    - REVENUE BOND

SER   - SERIES

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $168,595,859, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $7,351,581 AND $(180,440), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                  FROST LOW DURATION BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities                  Level 1        Level 2     Level 3       Total
-------------------------               ------------   ------------   -------   ------------
   Asset-Backed Securities              $         --   $ 44,292,018     $--     $ 44,292,018
   Corporate Obligations                          --     42,226,026      --       42,226,026
   U.S. Government Agency Obligations             --     32,817,020      --       32,817,020
   Municipal Bonds                                --     12,179,664      --       12,179,664
   U.S. Treasury Obligations              35,850,273             --      --       35,850,273
   Commercial Paper                               --      4,998,875      --        4,998,875
   Sovereign Debt                                 --      2,005,580      --        2,005,580
   Cash Equivalent                         1,397,544             --      --        1,397,544
                                        ------------   ------------     ---     ------------
Total Investments in Securities         $ 37,247,817   $138,519,183     $--     $175,767,000
                                        ============   ============     ===     ============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
ASSET-BACKED SECURITIES -- 33.3%
AUTOMOTIVE -- 28.3%
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl C
         5.280%, 11/06/11                      $     1,000,000   $       998,714
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-1, Cl D
         5.490%, 04/06/12                              150,000           143,536
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-BG, Cl A4
         5.210%, 09/06/13                            6,127,674         6,299,326
   AmeriCredit Automobile Receivables
      Trust, Ser 2006-RM, Cl A3
         5.530%, 01/06/14                           10,000,000        10,254,544
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-AX, Cl A3
         5.190%, 11/06/11                                3,315             3,317
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-CM, Cl A4A
         5.550%, 04/07/14                            4,500,000         4,666,684
   AmeriCredit Automobile Receivables
      Trust, Ser 2007-DF, Cl A4A
         5.560%, 06/06/14                              125,000           128,350
   AmeriCredit Automobile Receivables
      Trust, Ser 2008-AF, Cl A4
         6.960%, 10/14/14                            2,000,000         2,107,599
   AmeriCredit Prime Automobile
      Receivable, Ser 2007-2M, Cl A4A
         5.350%, 03/08/16                              543,000           556,884
   Capital Auto Receivables Asset Trust,
      Ser 2007-SN1, Cl D
         6.050%, 01/17/12                            1,950,000         1,841,276
   Capital One Auto Finance Trust,
      Ser 2006-A, Cl A4
         0.255%, 12/15/12 (A)                        1,161,127         1,150,787
   Capital One Auto Finance Trust,
      Ser 2007-C, Cl A4
         5.230%, 07/15/14                            2,000,000         2,067,056
   Capital One Prime Auto Receivables
      Trust, Ser 2006-1, Cl B
         5.130%, 01/15/13                            1,185,000         1,187,650
   Capital One Prime Auto Receivables
      Trust, Ser 2006-2, Cl B
         5.050%, 06/15/13                           18,538,000        18,520,139
   Capital One Prime Auto Receivables
      Trust, Ser 2007-1, Cl B1
         5.760%, 12/15/13                            3,000,000         2,966,785
   Capital One Prime Auto Receivables
      Trust, Ser 2007-2, Cl B
         5.680%, 06/15/14                            1,128,000         1,106,117
   Carmax Auto Owner Trust, Ser 2007-2,
      Cl B
         5.370%, 03/15/13                            1,850,000         1,867,065
   Carmax Auto Owner Trust, Ser 2008-1,
      Cl A4A
         4.790%, 02/15/13                            2,050,000         2,144,441
   CPS Auto Trust, Ser 2006-A, Cl 1A4
      5.330%, 11/15/12 (B)                           1,250,530         1,277,416
   CPS Auto Trust, Ser 2007-B, Cl A4
      5.600%, 01/15/14 (B)                           1,325,000         1,312,496
   Drive Auto Receivables Trust, Ser 2006-
      2, Cl A3
         5.330%, 04/15/14 (B)                          668,204           670,152

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Ford Credit Auto Owner Trust,
      Ser 2007-A, Cl A4A
         5.470%, 06/15/12                      $       427,000   $       449,875
   Harley-Davidson Motorcycle Trust,
      Ser 2006-3, Cl B
         5.430%, 11/15/14                            2,650,000         2,741,344
   Harley-Davidson Motorcycle Trust,
      Ser 2007-1, Cl C
         5.540%, 04/15/15                            5,595,000         5,401,443
   Harley-Davidson Motorcycle Trust,
      Ser 2007-2, Cl B
         5.230%, 03/15/14                            1,000,000         1,031,727
   Household Automotive Trust, Ser 2007-
      1, Cl A4
         5.330%, 11/17/13                            3,000,000         3,046,091
   JPMorgan Auto Receivables Trust,
      Ser 2007-A, Cl C
         5.510%, 02/15/14 (B)                          574,784           574,994
   JPMorgan Auto Receivables Trust,
      Ser 2008-A, Cl B
         5.220%, 07/15/15 (B)                        2,279,288         2,340,925
   Merrill Auto Trust Securitization,
      Ser 2007-1, Cl C
         5.960%, 12/15/13                            1,422,021         1,447,962
   Santander Drive Auto Receivables Trust,
      Ser 2007-1, Cl A4
         0.295%, 09/15/14 (A)                          718,308           696,889
   Triad Auto Receivables Owner Trust,
      Ser 2006-C, Cl A4
         5.310%, 05/13/13                            9,313,000         9,508,966
   USAA Auto Owner Trust, Ser 2006-2,
      Cl B
         5.620%, 01/15/13                            1,140,000         1,132,601
   Wachovia Auto Loan Owner Trust 2006-
      1, Ser 2007-1, Cl C
         5.450%, 10/22/12                            2,100,000         2,161,872
   Wachovia Auto Loan Owner Trust,
      Ser 2006-1, Cl C
         5.220%, 11/20/12 (B)                          287,000           288,502
   Wachovia Auto Owner Trust, Ser 2006-
      A, Cl A4
         5.380%, 03/20/13                            1,271,996         1,302,732
                                                                 ---------------
                                                                      93,396,257
                                                                 ---------------
CREDIT CARDS -- 3.6%
   1st Financial Bank USA, Ser 2009-C,
      Cl D
         11.500%, 10/15/15 (B)                       2,000,000         1,995,684
   Cabela's Master Credit Card Trust,
      Ser 2008-1A, Cl B1
         5.240%, 12/16/13 (B)                        1,000,000         1,007,967
   Capital One Multi-Asset Execution
      Trust, Ser 2003-C4, Cl C4
         6.000%, 08/15/13                            2,000,000         2,048,277
   Capital One Multi-Asset Execution
      Trust, Ser 2008-A3, Cl A3
         5.050%, 02/15/16                            1,000,000         1,079,415
   Citibank Credit Card Issuance Trust,
      Ser 2005-A9, Cl A9
         5.100%, 11/20/17                            3,000,000         3,244,466
   Citibank Credit Card Issuance Trust,
      Ser 2007-A6, Cl A6
         0.270%, 07/12/12 (A)                          675,000           673,038

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   MBNA Credit Card Master Note Trust,
      Ser 2002-C1, Cl C1
         6.800%, 07/15/14                      $     1,750,000   $     1,821,001
                                                                 ---------------
                                                                      11,869,848
                                                                 ---------------
OTHER ASSET-BACKED SECURITIES -- 1.4%
   CIT Equipment Collateral, Ser 2006-
      VT2, Cl C
         5.290%, 04/20/14                              162,867          156,176
   CIT Equipment Collateral, Ser 2006-
      VT2, Cl A4
         5.050%, 04/20/14                            1,062,526        1,074,051
   CIT Equipment Collateral, Ser 2006-
      VT2, Cl D
         5.460%, 04/20/14                              212,775          200,817
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl B
         0.795%, 06/15/13 (A)                          820,000          771,286
   Ford Credit Floorplan Master Owner
      Trust, Ser 2006-4, Cl A
         0.495%, 06/15/13 (A)                        1,000,000          967,598
   Sierra Receivables Funding, Ser 2009-
      1A, Cl A1
         9.790%, 12/22/25 (B)                        1,379,360         1,384,169
                                                                 ---------------
                                                                       4,554,097
                                                                 ---------------
Total Asset-Backed Securities
   (Cost $95,363,238)                                                109,820,202
                                                                 ---------------
CORPORATE OBLIGATIONS -- 30.9%
CONSUMER DISCRETIONARY -- 4.6%
   AutoZone
      7.125%, 08/01/18                               2,000,000         2,202,516
   Best Buy
      6.750%, 07/15/13                               3,000,000         3,222,900
   CBS
      8.200%, 05/15/14                               3,000,000         3,341,169
   Mattel
      5.625%, 03/15/13                               3,000,000         3,099,462
   Yum! Brands
      6.250%, 04/15/16                               3,000,000         3,265,221
                                                                 ---------------
                                                                      15,131,268
                                                                 ---------------
CONSUMER STAPLES -- 1.8%
   Clorox
      5.000%, 03/01/13                               3,000,000         3,181,824
   Dr Pepper Snapple Group
      6.120%, 05/01/13                               2,500,000         2,738,285
                                                                 ---------------
                                                                       5,920,109
                                                                 ---------------
ENERGY -- 1.6%
   Premcor Refining Group
      6.750%, 02/01/11                               2,000,000         2,059,486
   Suncor Energy
      6.100%, 06/01/18                               3,000,000         3,205,710
                                                                 ---------------
                                                                       5,265,196
                                                                 ---------------
FINANCIALS -- 14.9%
   American Express Credit MTN
      7.300%, 08/20/13                               3,000,000         3,369,222
   Capital One Financial MTN
      5.700%, 09/15/11                               5,000,000         5,280,255
   Citigroup
      5.625%, 08/27/12                               5,000,000         5,180,075
   General Electric Capital
      5.250%, 10/19/12                               1,200,000         1,289,700
   Genworth Global Funding Trust MTN
      5.200%, 10/08/10                               3,500,000         3,562,622

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Goldman Sachs Group(A)
      0.883%, 09/29/14                         $    10,000,000   $     9,619,780
   Hartford Financial Services Group
      5.250%, 10/15/11                               1,500,000         1,540,411
   JPMorgan Chase
      6.300%, 04/23/19                               3,000,000         3,292,524
   Keycorp MTN
      6.500%, 05/14/13                               5,000,000         5,203,080
   Lehman Brothers Holdings MTN(C)
      5.750%, 05/17/13                               1,000,000           157,500
   Merrill Lynch
      6.050%, 08/15/12                               2,000,000         2,143,134
   Morgan Stanley MTN(A)
      2.550%, 05/14/10                               4,000,000         4,042,324
   SLM MTN(A)
      0.512%, 10/25/11                               5,000,000         4,334,510
                                                                 ---------------
                                                                      49,015,137
                                                                 ---------------
INDUSTRIALS -- 2.6%
   FedEx
      7.375%, 01/15/14                               2,000,000         2,263,218
   Macy's Retail Holdings
      7.450%, 09/15/11                               1,187,000         1,216,675
   Southwest Airlines
      6.500%, 03/01/12                               2,000,000         2,101,890
   Terex
      7.375%, 01/15/14                               3,000,000         2,947,500
                                                                 ---------------
                                                                       8,529,283
                                                                 ---------------
INFORMATION TECHNOLOGY -- 1.3%
   Corning
      6.625%, 05/15/19                               4,000,000         4,411,372
                                                                 ---------------
MATERIALS -- 3.5%
   Alcoa
      6.500%, 06/01/11                               2,500,000         2,620,563
   Freeport-McMoRan Copper(A)
      3.881%, 04/01/15                               7,000,000         7,077,140
   United States Steel
      5.650%, 06/01/13                               2,000,000         1,969,626
                                                                 ---------------
                                                                      11,667,329
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 0.6%
   Verizon Communications
      5.500%, 02/15/18                               2,000,000         2,097,084
                                                                 ---------------
Total Corporate Obligations
   (Cost $95,076,959)                                                102,036,778
                                                                 ---------------
MORTGAGE-BACKED SECURITIES -- 24.7%
AGENCY MORTGAGE-BACKED OBLIGATION -- 19.3%
   FHLMC
      6.000%, 05/01/26 to 11/01/47                   7,730,954         8,263,722
      5.500%, 12/01/37                               3,496,079         3,685,142
      5.000%, 04/01/21 to 04/01/24                  11,060,101        11,718,897
   FHLMC REMIC, Ser R011, Cl AB
      5.500%, 12/15/20                               1,683,510         1,764,448
   FNMA
      5.500%, 07/01/36 to 12/01/47                   7,440,997         7,816,776
      5.000%, 04/01/19 to 05/01/35                  16,362,508        17,336,183
      4.500%, 02/01/39                               9,789,220         9,922,450
   FNMA STRIP, Cl 2
      5.000%, 09/25/39                               4,941,394         1,038,588
   GNMA REMIC, Ser 2008-68, Cl DC
      5.000%, 01/20/29                               2,000,481         2,091,521
                                                                 ---------------
                                                                      63,637,727
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
NON-AGENCY MORTGAGE-BACKED OBLIGATION -- 5.4%
   Banc of America Commercial Mortgage,
      Ser 2006-6, Cl A3
         5.369%, 10/10/45 (D)                  $     2,500,000   $     2,056,956
   Banc of America Commercial Mortgage,
      Ser 2008-1, Cl AJ
         6.397%, 02/10/51 (A) (D)                    1,000,000           709,341
   Banc of America Commercial Mortgage,
      Ser 2008-1, Cl B
         6.397%, 02/10/51 (A) (B) (D)                  500,000           167,921
   Bear Stearns Commercial Mortgage
      Securities, Ser 2005-PW10, Cl AJ
         5.618%, 12/11/40 (A) (D)                    1,000,000           743,505
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A3
         5.209%, 12/11/38 (D)                        2,000,000         1,624,661
   Bear Stearns Commercial Mortgage
      Securities, Ser 2007-PW17, Cl A3
         5.941%, 06/11/50 (D)                        1,000,000            60,004
   Carrington Mortgage Loan Trust,
      Ser 2007-FRE1, Cl M8
         2.494%, 02/25/37 (A)                        1,000,000            31,396
   Citigroup Commercial Mortgage Trust,
      Ser 2006-C4, Cl C
         5.725%, 03/15/49 (A) (D)                    1,000,000           203,473
   Credit Suisse Mortgage Capital
      Certificates, Ser 2006-C1, Cl A3
         5.548%, 02/15/39 (A) (D)                      800,000           694,795
   Greenwich Capital Commercial
      Funding, Ser 2007-GC9, Cl J
         5.965%, 03/10/39 (A) (B) (D)                1,000,000           107,905
   GS Mortgage Securities II, Ser 2007-
      GG10, Cl A4
         5.805%, 08/10/45 (A) (D)                    1,000,000           711,980
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2006-CB16, Cl B
         5.672%, 05/12/45 (A) (D)                    1,000,000           222,065
   JPMorgan Chase Commercial Mortgage
      Securities, Ser 2007-LD12, Cl J
         6.260%, 02/15/51 (A) (B) (D)                1,000,000           117,816
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C5, Cl A4
         4.954%, 09/15/30 (D)                        2,000,000         1,467,378
   LB-UBS Commercial Mortgage Trust,
      Ser 2005-C7, Cl C
         5.350%, 11/15/40 (A) (D)                    1,100,000           771,254
   LB-UBS Commercial Mortgage Trust,
      Ser 2007-C6, Cl D
         6.242%, 07/15/40 (A) (D)                      650,000           206,549
   Merrill Lynch Mortgage Trust,
      Ser 2007-C1, Cl B
         6.022%, 06/12/50 (A) (D)                      250,000            56,657
   Morgan Stanley Capital I, Ser 2006-
      HQ9, Cl A3
         5.712%, 07/12/44 (D)                        1,650,000         1,399,792
   Morgan Stanley Capital I, Ser 2006-
      IQ11, Cl A3
         5.734%, 10/15/42 (A) (D)                      510,000           447,077
   Morgan Stanley Capital I, Ser 2006-T23,
      Cl A3
         5.807%, 08/12/41 (A) (D)                    1,600,000         1,380,782
   Morgan Stanley Capital I, Ser 2007-
      HQ12, Cl B
         5.810%, 04/12/49 (A) (D)                    1,250,000           284,485

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Morgan Stanley Capital I, Ser 2007-
      IQ15, Cl AJ
         6.076%, 06/11/49 (A) (D)              $     1,000,000   $       630,976
   Morgan Stanley Capital I, Ser 2007-
      IQ15, Cl B
         6.076%, 06/11/49 (A) (B) (D)                  750,000           162,639
   Morgan Stanley Capital I, Ser 2007-T25,
      Cl B
         5.614%, 11/12/49 (A) (B) (D)                1,750,000           257,922
   Morgan Stanley Capital I, Ser 2007-T27,
      Cl B
         5.650%, 06/11/42 (A) (B) (D)                  500,000           101,629
   Morgan Stanley Capital I, Ser 2008-T29,
      Cl A4
         6.458%, 01/11/43 (D)                        1,000,000           707,860
   Morgan Stanley Dean Witter Capital I,
      Ser 2003-HQ2, Cl B
         5.040%, 03/12/35 (D)                          200,000           168,481
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2006-C27, Cl B
         5.865%, 07/15/45 (A) (D)                    1,000,000           280,887
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C30, Cl J
         5.828%, 12/15/43 (A) (B) (D)                1,414,000            20,825
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C31, Cl AJ
         5.660%, 04/15/47 (A) (D)                    1,000,000           556,686
   Wachovia Bank Commercial Mortgage
      Trust, Ser 2007-C33, Cl AJ
         5.902%, 02/15/51 (A) (D)                    1,000,000           701,905
   Wells Fargo Mortgage Backed Securities
      Trust, Ser 2006-3, Cl A3
         5.750%, 03/25/36                              893,769           714,398
                                                                 ---------------
                                                                      17,770,000
                                                                 ---------------
Total Mortgage-Backed Securities
   (Cost $92,057,243)                                                 81,407,727
                                                                 ---------------
U.S. TREASURY OBLIGATION -- 4.6%
   U.S. Treasury Note
      3.625%, 08/15/19
         (Cost $15,398,511)                         15,000,000        15,288,285
                                                                 ---------------
MUNICIPAL BONDS -- 1.8%
   County of Hidalgo Texas, GO, Assured
      Guaranty
      Callable 08/15/19 @ 100
         6.006%, 08/15/29                              500,000           483,500
   Jefferson County, Ser A, GO
      Callable 12/04/09 @ 100
         7.700%, 05/15/16                            1,420,000         1,429,585
   Richardson, Ser B, GO, National-RE
      FGIC
      Callable 02/15/10 @ 100
         7.700%, 02/15/15                            1,000,000         1,010,190
   Trinity, River Authority, Huntsville
      Regional Water Project, RB, AMBAC
      Callable 08/01/10 @ 100
         6.500%, 08/01/15                            2,805,000         2,845,027
                                                                 ---------------
Total Municipal Bonds
   (Cost $5,746,060)                                                   5,768,302
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

                                                     Face
Description                                     Amount/Shares         Value
-----------                                    ---------------   ---------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.8% HUD
   6.980%, 08/01/14
   (Cost $2,690,000)                           $     2,690,000   $     2,734,425
                                                                 ---------------
COMMERCIAL PAPER (E) -- 1.5%
   FCAR Owner Trust
      0.600%, 11/20/09                               3,000,000         2,999,100
   White Point Funding
      0.700%, 11/12/09                               2,000,000         1,999,650
                                                                 ---------------
Total Commercial Paper (Cost $4,998,672)                               4,998,750
                                                                 ---------------
CASH EQUIVALENT -- 3.9%
   AIM STIT-Government & Agency
      Portfolio, 0.050% *
      (Cost $12,803,060)                            12,803,060        12,803,060
                                                                 ---------------
Total Investments -- 101.5%
   (Cost $324,133,743) +                                         $   334,857,529
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $329,810,021.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

(A) VARIABLE RATE SECURITY - THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT AS OF OCTOBER 31, 2009. THE DATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE NEXT RESET DATE.

(B) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.

(C)  SECURITY IN DEFAULT ON INTEREST PAYMENTS.

(D) SECURITY IS FAIR VALUED USING METHODS DETERMINED UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES. THE TOTAL VALUE OF FAIR VALUED SECURITIES AS OF OCTOBER 31, 2009 WAS $17,024,206 AND REPRESENTED 5.2%.

(E) ZERO COUPON SECURITY. THE RATE REPORTED ON THE SCHEDULE OF INVESTMENTS IS THE EFFECTIVE YIELD AT TIME OF PURCHASE.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

CL    - CLASS

FGIC  - FEDERAL GUARANTY INSURANCE COMPANY

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA  - FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA  - GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

GO    - GENERAL OBLIGATION

HUD   - DEPARTMENT OF HOUSING & URBAN DEVELOPMENT

MTN   - MEDIUM TERM NOTE

RB    - REVENUE BOND

REMIC - REAL ESTATE MORTGAGE INVESTMENT CONDUIT

SER   - SERIES

STRIP - SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $324,133,743, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $25,688,671 AND $(14,964,885), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                  FROST TOTAL RETURN BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities                               Level 1        Level 2       Level 3         Total
-------------------------                             -----------   ------------   -----------   ------------
   Asset-Backed Securities                            $        --   $109,820,202   $        --   $109,820,202
   Corporate Obligations                                       --    102,036,778            --    102,036,778
   Mortgage-Backed Securities                                  --     64,383,521    17,024,206     81,407,727
   U.S. Treasury Obligation                            15,288,285             --            --     15,288,285
   Municipal Bonds                                             --      5,768,302            --      5,768,302
   U.S. Government Agency Obligation                           --      2,734,425            --      2,734,425
   Commercial Paper                                            --      4,998,750            --      4,998,750
   Cash Equivalent                                     12,803,060             --            --     12,803,060
                                                      -----------   ------------   -----------   ------------
Total Investments in Securities                       $28,091,345   $289,741,978   $17,024,206   $334,857,529
                                                      ===========   ============   ===========   ============

THE FOLLOWING IS A RECONCILIATION OF THE INVESTMENTS IN WHICH SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3) WERE USED IN DETERMINING VALUE:

                                                      Mortgage-Backed
                                                         Securities
                                                      ---------------
Beginning balance as of August 1, 2009                  $16,687,758
   Accrued discounts/premiums                                    --
   Realized gain/(loss)                                          --
   Change in unrealized appreciation/(depreciation)         336,448
   Net purchases/sales                                           --
   Net transfer in and/or out of Level 3                         --
                                                        -----------
Ending balance as of October 31, 2009                   $17,024,206
                                                        ===========

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount           Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 96.7%
ALASKA -- 1.4%
   Alaska State, Municipal Bond Bank
      Authority, Ser A, RB, AMBAC
         4.000%, 02/01/12                      $     1,000,000   $     1,054,430
   Anchorage, Ser D, GO, National-RE
      Callable 06/01/15 @ 100
         5.000%, 06/01/18                            1,000,000         1,106,280
                                                                 ---------------
                                                                       2,160,710
                                                                 ---------------
ARIZONA -- 0.6%
   Pima County, GO, FSA
         4.000%, 07/01/11                              800,000           840,176
                                                                 ---------------
CALIFORNIA -- 2.4%
   California State, GO, National-RE
         4.000%, 09/01/15                            1,000,000         1,027,170
   San Francisco City & County, Unified
      School District, Proposed A Election
      2003, Ser C, GO, National-RE
      Callable 06/15/16 @ 100
         4.000%, 06/15/18                            1,500,000         1,527,015
   State of California, GO
      Callable 04/01/19 @ 100
         6.000%, 04/01/35                            1,000,000         1,065,770
                                                                 ---------------
                                                                       3,619,955
                                                                 ---------------
COLORADO -- 3.9%
   Adams County, School District No. 14,
      GO, FSA
      Callable 12/01/16 @ 100
         5.125%, 12/01/31                            1,000,000         1,052,330
   Boulder Valley School District No. Re-2
      Boulder, Ser B, GO, State Aid
      Withholding
         4.000%, 12/01/18                            2,000,000         2,157,820
   Denver City & County, Board of Water
      Commission, Ser A, RB, FSA
      Callable 06/01/13 @ 100
         4.750%, 12/01/17                            1,570,000         1,644,512
   Highlands Ranch, Metropolitan District
      No. 2, GO, National-RE FGIC
      Callable 06/15/15 @ 100
         4.100%, 06/15/18                            1,000,000         1,027,230
                                                                 ---------------
                                                                       5,881,892
                                                                 ---------------
CONNECTICUT -- 0.8%
   University of Connecticut, Ser A, GO(A)
      Pre-Refunded @ 101
         4.500%, 04/01/11                            1,200,000         1,276,548
                                                                 ---------------
DELAWARE -- 0.7%
   Delaware State, Ser C, GO(A)
      Pre-Refunded @ 100
         4.250%, 07/01/11                            1,050,000         1,113,137
                                                                 ---------------
DISTRICT OF COLUMBIA -- 1.2%
   District of Columbia, Ser A, GO, FGIC
      Callable 06/01/17 @ 100
         4.750%, 06/01/31                            1,750,000         1,771,035
                                                                 ---------------
FLORIDA -- 0.7%
   Florida State, Hurricane Catastrophe
      Fund, Ser A, RB
         5.000%, 07/01/12                            1,000,000         1,060,430
                                                                 ---------------

Description                                      Face Amount           Value
-----------                                    ---------------   ---------------
GEORGIA -- 1.5%
   De Kalb County, Special Transportation,
      Parks & Greenspace Project, GO
      Callable 12/01/15 @ 100
         5.000%, 12/01/18                      $     1,000,000   $     1,119,130
   Georgia State, Ser D, GO
      Callable 12/01/13 @ 100
         4.000%, 12/01/14                            1,000,000         1,086,470
                                                                 ---------------
                                                                       2,205,600
                                                                 ---------------
ILLINOIS -- 0.7%
   Illinois State, GO
         5.000%, 01/01/12                            1,000,000         1,073,150
                                                                 ---------------
INDIANA -- 0.8%
   Fairfield, School Building, RB, National-
      RE FGIC
      Callable 01/15/14 @ 100
         5.000%, 07/15/17                            1,115,000         1,189,571
                                                                 ---------------
IOWA -- 1.7%
   Cedar Rapids, Ser A, GO
      Callable 06/01/15 @ 100
         4.000%, 06/01/19                            1,200,000         1,242,432
   Scott County, Public Safety Authority,
      Unlimited Tax Lease Project, RB,
      National-RE
         4.000%, 06/01/12                            1,200,000         1,281,468
                                                                 ---------------
                                                                       2,523,900
                                                                 ---------------
KENTUCKY -- 0.7%
   Louisville, Waterworks Board, RB, FSA
      Callable 11/15/10 @ 100
         5.000%, 11/15/13                            1,000,000         1,037,850
                                                                 ---------------
LOUISIANA -- 1.4%
   Louisiana State, Ser A, GO, National-RE
      FGIC
      Callable 05/15/11 @ 100
         4.625%, 05/15/13                            1,000,000         1,041,530
   St. Tammany, Parishwide School District
      No. 12, GO, National-RE
      Callable 03/01/15 @ 100
         4.000%, 03/01/16                            1,000,000         1,052,370
                                                                 ---------------
                                                                       2,093,900
                                                                 ---------------
MARYLAND -- 2.1%
   Annapolis, Public Improvement Project,
      GO
         4.250%, 04/01/12                            1,100,000         1,182,126
   Anne Arundel County, Water & Sewer
      Authority, Consolidated Water &
      Sewer Project, GO
      Callable 04/01/18 @ 100
         4.700%, 04/01/36                            1,000,000         1,027,230
   State of Maryland, Ser A, GO
      Callable 03/01/17 @ 100
         4.000%, 03/01/23                            1,000,000         1,039,890
                                                                 ---------------
                                                                       3,249,246
                                                                 ---------------
MASSACHUSETTS -- 1.5%
   Boston, Ser A, GO, National-RE
      Callable 02/01/13 @ 100
         5.000%, 02/01/16                            1,000,000         1,079,290
   Massachusetts State, Ser A, GO(A)
      Pre-Refunded @ 100
         5.000%, 08/01/14                            1,000,000         1,130,200
                                                                 ---------------
                                                                       2,209,490
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
MICHIGAN -- 1.4%
   Howell, Public Schools, School Building
      & Site Project, GO
      Callable 11/01/13 @ 100
         5.000%, 05/01/17                      $     1,000,000   $     1,058,870
   Waterford, School District, GO, National-
      RE
         4.000%, 05/01/12                            1,000,000         1,066,240
                                                                 ---------------
                                                                       2,125,110
                                                                 ---------------
MISSISSIPPI -- 0.8%
   Rankin County, Development Bank,
      Public Improvement Project, RB,
      AMBAC
         3.500%, 07/01/14                            1,150,000         1,222,117
                                                                 ---------------
NEVADA -- 2.2%
   Clark County, School District, Ser A, GO,
      FSA
      Callable 06/15/14 @ 100
         4.000%, 06/15/17                            1,000,000         1,018,110
   Las Vegas, Sewer Authority, Ser A, GO,
      National-RE FGIC
         4.000%, 04/01/12                            1,310,000         1,395,831
   Nevada State, Natural Resources Project,
      Ser B, GO
      Callable 03/01/12 @ 100
         5.000%, 03/01/14                              900,000           954,675
                                                                 ---------------
                                                                       3,368,616
                                                                 ---------------
NEW JERSEY -- 0.4%
   Atlantic County, GO
         3.375%, 01/15/15                              565,000           593,730
                                                                 ---------------
NEW MEXICO -- 1.5%
   Bernalillo County, Ser A, GO
      Callable 08/01/17 @ 100
         4.000%, 08/01/19                              300,000           316,962
   University of New Mexico, Sub-Ser C,
      RB(B)
      Callable 11/03/09 @ 100
         0.250%, 06/01/30                            2,005,000         2,005,000
                                                                 ---------------
                                                                       2,321,962
                                                                 ---------------
NEW YORK -- 3.8%
   New York City, Ser G, GO
         5.000%, 08/01/13                            1,000,000         1,103,040
   New York City, Ser P, GO, National-RE
      Callable 08/01/15 @ 100
         5.000%, 08/01/18                            1,000,000         1,072,520
   New York State, Dormitory Authority,
      Education Project, Ser D, RB
         4.000%, 03/15/16                            1,000,000         1,063,480
   New York State, Thruway Authority,
      Ser H, RB, National-RE
         4.000%, 01/01/18                            1,000,000         1,015,980
   Suffolk County, Public Improvement
      Project, Ser B, GO, National-RE
      Callable 11/01/15 @ 100
         4.375%, 11/01/18                            1,400,000         1,478,092
                                                                 ---------------
                                                                       5,733,112
                                                                 ---------------
NORTH CAROLINA -- 0.7%
   Mecklenburg County, Public
      Improvement Project, Ser A, GO (A)
      Pre-Refunded @ 100
         4.000%, 02/01/13                            1,000,000         1,084,420
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
OHIO -- 1.4%
   Ohio State, Common Schools Project,
      Ser A, GO
         5.000%, 09/15/12                      $     2,000,000   $     2,203,780
                                                                 ---------------
OKLAHOMA -- 1.4%
   Central Oklahoma, Transportation &
      Parking Authority, Parking System
      Project, RB, AMBAC
      Callable 07/01/13 @ 100
         5.000%, 07/01/16                            1,035,000         1,098,052
   Tulsa County, Independent School
      District No. 9, Combined Purpose
      Project, GO
         4.000%, 04/01/11                            1,000,000         1,044,140
                                                                 ---------------
                                                                       2,142,192
                                                                 ---------------
OREGON -- 0.7%
   Oregon State, Board of Higher Education
      Project, Ser B, GO,
      Callable 08/01/17 @ 100
         4.500%, 08/01/32                            1,000,000         1,011,020
                                                                 ---------------
SOUTH CAROLINA -- 1.3%
   City of North Charleston South Carolina,
      RB(B)
      Callable 11/04/09 @ 100
         0.310%, 05/01/24                            2,000,000         2,000,000
                                                                 ---------------
TENNESSEE -- 2.6%
   Montgomery County, GO, National-RE
      FGIC
      Callable 05/01/14 @ 102
         4.750%, 05/01/16                            2,000,000         2,173,980
   Shelby County, Public Improvement &
      Schools Project, Ser A, GO, FSA
         5.000%, 03/01/11                            1,675,000         1,769,587
                                                                 ---------------
                                                                       3,943,567
                                                                 ---------------
TEXAS -- 46.7%
   Alvin, Community College District, GO,
      National-RE
      Callable 02/15/15 @ 100
         4.000%, 02/15/16                              575,000           600,294
   Austin Independent School District, GO
      Callable 08/01/19 @ 100
         4.125%, 08/01/21                            1,000,000         1,021,300
   Austin, Public Improvement Project, GO,
      National-RE FGIC
      Callable 09/01/13 @ 100
         4.250%, 09/01/17                            1,000,000         1,044,080
   Austin, Public Improvement Project,
      Ser 2005, GO, National-RE
      Callable 03/01/15 @ 100
         5.000%, 09/01/16                              500,000           558,240
   Austin, Water & Wastewater Authority,
      Ser A, RB, AMBAC
         5.000%, 11/15/19                            1,000,000         1,126,860
   Bastrop Independent School District, GO,
      Assured Guaranty
      Callable 02/15/19 @ 100
         5.000%, 02/15/34                            1,000,000         1,023,040
   Bastrop, Independent School District, GO,
      PSF
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                              500,000           529,390

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Beaumont, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/33                      $       500,000   $       518,485
   Carrollton, Farmers Branch Independent
      School District, GO, PSF
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                            1,000,000         1,087,280
   City of Arlington Texas
      Callable 02/15/19 @ 100
         5.000%, 08/15/28                              250,000           249,680
   City of College Station Texas, GO
      Callable 02/15/19 @ 100
         4.500%, 02/15/27                            1,890,000         1,924,360
   City of Kyle Texas, GO
         3.500%, 02/15/16                              625,000           624,975
   College Station, GO
      Callable 02/15/18 @ 100
         4.000%, 02/15/19                            1,000,000         1,042,210
   Crawford Education Facilities, Ser A,
      RB(B)
      Callable 11/05/09 @ 100
         0.420%, 09/01/39                            2,000,000         2,000,000
   Dallas County, GO
         5.000%, 08/15/12                            1,000,000         1,102,150
   Dallas, Area Rapid Transit, Ser Senior
      Lien, RB, National-RE FGIC
      Callable 12/01/12 @ 100
         5.000%, 12/01/14                            1,000,000         1,087,150
   Dallas, GO
      Callable 02/15/18 @ 200
         5.000%, 02/15/25                            1,000,000         1,072,760
         4.500%, 02/15/16                            1,000,000         1,060,960
   Denton Independent School District, GO
      Callable 08/15/19 @ 100
         5.000%, 08/15/27                            1,000,000         1,043,970
   Denton, GO, AMBAC
         4.500%, 02/15/13                              805,000           873,916
   El Paso, GO
      Callable 08/15/19 @ 100
         5.500%, 08/15/34                            1,000,000         1,070,170
   El Paso, Water & Sewer Authority,
      RB, National-RE
         5.000%, 03/01/11                            1,000,000         1,052,510
   Elkhart Independent School District, GO,
      Assured Guaranty
      Callable 08/15/19 @ 100
         4.625%, 08/15/30                              665,000           681,000
   Forney, Independent School District, GO,
      PSF
      Callable 08/15/17 @ 100
         5.000%, 08/15/38                            1,000,000         1,032,450
   Fort Bend County Municipal Utility
      District No. 25, GO, Assured Guaranty
      Callable 10/01/16 @ 100
         5.600%, 10/01/36                            1,000,000         1,015,960
   Fort Bend, GO, National-RE
      Callable 03/01/17 @ 100
         4.750%, 03/01/31                              500,000           505,210
   Frisco, Independent School District,
      School Building Project, Ser A, GO,
      PSF
      Callable 08/15/17 @ 100
         5.000%, 08/15/27                              500,000           535,535

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Galveston, Criminal Justice Authority,
      Ser A, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.250%, 02/01/13                      $     1,000,000   $     1,110,470
   Grand Prairie, Independent School
      District, Ser A, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/32                            1,000,000         1,039,490
   Harris County Cultural Education
      Facilities Finance, RB
      Callable 10/01/19 @ 100
         5.500%, 10/01/39                            1,000,000         1,044,210
   Harris County Cultural Education
      Facilities Finance, RB
         4.000%, 06/01/14                              500,000           539,415
   Hidalgo County, GO, AMBAC (A)
      Pre-Refunded @ 100
         5.150%, 08/15/10                            2,070,000         2,134,605
   Hurst, Waterworks and Sewer Authority, GO
      Callable 08/15/18 @ 100
         5.000%, 08/15/36                            1,000,000         1,021,310
   Irving, Hotel Occupancy Project, GO
      Callable 02/15/19 @ 100
         5.000%, 08/15/39                            1,000,000         1,026,830
   Irving, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/17 @ 100
         5.000%, 02/15/28                              500,000           531,280
   Jefferson County Health Facilities
      Development, RB, AMBAC FHA 242
      Callable 08/15/11 @ 100
         5.200%, 08/15/21                              995,000         1,025,815
   Klein Independent School District, GO
      Callable 08/01/19 @ 100
         5.000%, 08/01/34                              855,000           870,116
   Lower Colorado, River Authority, RB, AMBAC
      Callable 05/15/11 @ 100
         5.000%, 05/15/17                            1,000,000         1,038,070
   Lubbock, GO, National-RE
      Callable 02/15/14 @ 100
         5.000%, 02/15/16                            1,000,000         1,097,020
   Lubbock, Waterworks Authority, Waterworks
      System Surplus Project, GO, FSA
         5.000%, 02/15/13                            1,000,000         1,101,470
   Mansfield, Waterworks & Sewer Authority,
      GO, National-RE
      Callable 02/15/12 @ 100
         4.300%, 02/15/19                              125,000           127,168
   Mesquite Independent School District, GO
      Callable 08/15/19 @ 100
         4.375%, 08/15/26                              560,000           563,735
   North Texas Tollway Authority, RB
      Callable 01/01/19 @ 100
         5.250%, 01/01/20                            1,250,000         1,303,438
   North Texas, Tollway Authority, RB
      Callable 01/01/18 @ 100
         5.750%, 01/01/33                            1,000,000         1,015,520
   Nueces County, GO, AMBAC
      Callable 02/15/14 @ 100
         5.000%, 02/15/15                            1,000,000         1,098,290

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Pharr/San Juan/Alamo, Independent School
      District Texas, GO, PSF
      Callable 02/01/18 @ 100
         5.000%, 02/01/33                      $     1,000,000   $     1,029,880
   Plano, Independent School District, GO,
      PSF
      Callable 08/15/10 @ 100
         4.875%, 02/15/11                            1,000,000         1,029,400
   Plano, Refunding & Improvement Project,
      GO
      Callable 09/01/15 @ 100
         4.100%, 09/01/19                            1,000,000         1,034,530
   Pleasant Grove, Independent School
      District, GO, PSF
      Callable 02/15/17 @ 100
         5.250%, 02/15/32                            1,000,000         1,061,990
   Port Arthur Independent School District,
      GO, Assured Guaranty
      Callable 02/15/19 @ 100
         4.750%, 02/15/39                            1,000,000           970,680
   Red River, Educational Finance
      Authority, Hockaday School Project, RB
      Callable 05/15/15 @ 100
         4.000%, 05/15/16                            1,000,000         1,029,500
   Rio Grande Valley Health Facilities
      Development, RB, National-RE
      Callable 12/04/09 @ 100
         6.400%, 08/01/18                            1,000,000         1,002,370
   Round Rock, Independent School District,
      School Building Project, GO
      Callable 08/01/18 @ 100
         5.000%, 08/01/28                            1,000,000         1,057,210
   Royal, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/17 @ 100
         4.500%, 02/15/28                              400,000           408,696
   San Angelo Independent School District,
      Ser A, GO, Assured Guaranty
      Callable 02/15/19 @ 100
         5.250%, 02/15/34                            1,000,000         1,034,820
   San Antonio, Electric & Gas Authority, RB
     Callable 02/01/15 @ 100
             5.000%, 02/01/18                        1,000,000         1,089,200
   San Antonio, Hotel Occupancy Project,
      Sub-Ser, RB, FSA
      Callable 08/15/13 @ 100
         4.500%, 08/15/24                            1,000,000         1,009,280
   San Antonio, Water Systems Authority, RB
     Callable 11/15/18 @ 100
             5.375%, 05/15/39                          500,000           530,640
   San Benito, Consolidated Independent
      School District, GO, PSF
      Callable 02/15/18 @ 100
         5.000%, 02/15/33                            1,000,000         1,041,200
   San Marcos, Tax & Toll Authority, GO, FSA
      Callable 08/15/17 @ 100
         5.125%, 08/15/28                              500,000           531,075
   Spring Branch, Independent School
      District, GO, PSF
      Callable 02/01/17 @ 100
         5.250%, 02/01/38                            1,000,000         1,052,150


Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   Spring, Independent School District,
      GO, PSF
      Callable 02/15/14 @ 100
         5.000%, 02/15/17                      $     1,000,000   $     1,085,180
   Spring, Independent School District,
      Schoolhouse Project, GO, FGIC
      Callable 08/15/14 @ 100
         4.000%, 08/15/15                            1,400,000         1,466,318
   State of Texas, GO
      Callable 08/01/19 @ 100
         4.625%, 08/01/30                            1,200,000         1,217,328
   Texas A&M University, Ser B, RB
      Callable 07/01/25 @ 100
         5.000%, 07/01/34                            1,000,000         1,073,200
   Tyler, Independent School District, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/27                              500,000           528,060
   University of North Texas, Financing
      System Project, RB
      Callable 04/15/18 @ 100
         5.000%, 04/15/28                              500,000           518,820
   Waco Health Facilities Development,
      Ser A, RB, National-RE FHA
      Callable 08/01/16 @ 100
         5.000%, 02/01/18                            1,000,000         1,019,990
   Waller, Independent School District,
      School Building Project, GO, PSF
      Callable 02/15/18 @ 100
         5.500%, 02/15/33                            1,000,000         1,086,420
   Webster, Economic Development Sales
      Tax Authority, Refunding &
      Improvement Project, RB, FSA
         4.125%, 09/15/13                            1,075,000         1,174,599
   West Harris County, Regional Water
      Authority, RB, AMBAC
         4.500%, 12/15/13                            1,315,000         1,457,362
   Wylie, GO
      Callable 02/15/18 @ 100
         5.000%, 02/15/28                            1,000,000         1,036,280
   Ysleta, Independent School District,
      School Building Project, GO, PSF
         5.000%, 08/15/14                            1,000,000         1,134,140
                                                                 ---------------
                                                                      70,882,505
                                                                 ---------------
UTAH -- 3.0%
   Jordan, School District, Ser A, GO
      Callable 12/15/13 @ 100
         4.000%, 06/15/16                            1,000,000         1,051,470
   Salt Lake City, School District, GO
      Callable 03/01/15 @ 100
         4.000%, 03/01/17                            1,000,000         1,057,940
   Utah State, Building Ownership
      Authority, State Facilities Master
      Lease Program, Ser A, RB
      Callable 05/15/14 @ 100
         5.000%, 05/15/18                            1,000,000         1,054,180
   Washington County, School District, GO
         4.000%, 03/01/14                            1,225,000         1,331,832
                                                                 ---------------
                                                                       4,495,422
                                                                 ---------------

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

                                                    Face
Description                                     Amount/Shares         Value
-----------                                    ---------------   ---------------
VERMONT -- 0.7%
   Vermont State, Ser A, GO
      Callable 08/01/12 @ 100
         4.250%, 08/01/16                      $     1,000,000   $     1,042,820
                                                                 ---------------
VIRGINIA -- 1.7%
   Alexandria, Ser B, GO
         4.000%, 06/15/14                            1,000,000         1,096,510
   County of Fairfax Virginia, RB
      Callable 07/15/19 @ 100
         4.000%, 07/15/25                            1,500,000         1,530,180
                                                                 ---------------
                                                                       2,626,690
                                                                 ---------------
WASHINGTON -- 2.9%
   King County, Renton School District No.
      403, GO, FSA
      Callable 12/01/13 @ 100
         4.125%, 12/01/16                            1,000,000         1,048,710
   King County, Sewer Authority, Ser B,
      RB, National-RE
      Callable 01/01/14 @ 100
         5.000%, 01/01/15                            1,090,000         1,199,676
   Washington State, Ser R-03-A, GO,
      National-RE
      Callable 01/01/12 @ 100
         4.500%, 01/01/13                            1,000,000         1,061,920
   Washington State, Ser R-C, GO,
      National-RE
      Callable 01/01/14 @ 100
         4.500%, 01/01/17                            1,000,000         1,063,830
                                                                 ---------------
                                                                       4,374,136
                                                                 ---------------
WISCONSIN -- 1.4%
   Wisconsin State, Ser 2, GO, National-RE
      Callable 05/01/14 @ 100
         5.000%, 05/01/17                            1,000,000         1,079,090
   Wisconsin State, Ser B, GO, AMBAC(A)
      Pre-Refunded @ 100
         5.000%, 05/01/11                            1,000,000         1,057,540
                                                                 ---------------
                                                                       2,136,630
                                                                 ---------------
Total Municipal Bonds
   (Cost $140,607,685)                                               146,614,419
                                                                 ---------------
CASH EQUIVALENTS -- 2.4%
   AIM Tax Free Income Fund, 0.050% *
   (Cost $3,697,338)                                 3,697,338         3,697,338
                                                                 ---------------
Total Investments -- 99.1%
   (Cost $144,305,023) +                                         $   150,311,757
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $151,675,532.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

(A)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

(B) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON OCTOBER 31, 2009. THE DEMAND AND INTEREST RATE RESET FEATURE GIVES THIS SECURITY A SHORTER EFFECTIVE MATURITY DATE.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC  - FINANCIAL GUARANTY INSURANCE COMPANY

FHA   - FEDERAL HOUSING ADMINISTRATION

FSA   - FINANCIAL SECURITY ASSISTANCE

GO    - GENERAL OBLIGATION

PSF   - PUBLIC SCHOOL FOUNDATION

RB    - REVENUE BOND

SER   - SERIES

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $144,305,023, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,069,072 AND $(62,338), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                     FROST MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities           Level 1       Level 2     Level 3       Total
-------------------------         ----------   ------------   -------   ------------
   Municipal Bonds                $       --   $146,614,419     $--     $146,614,419
   Cash Equivalent                 3,697,338             --      --        3,697,338
                                  ----------   ------------     ---     ------------
Total Investments in Securities   $3,697,338   $146,614,419     $--     $150,311,757
                                  ==========   ============     ===     ============

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
MUNICIPAL BONDS -- 91.8%
ALABAMA -- 1.6%
   Jefferson County, Capital Improvement &
      Refunding Project, Ser A, GO,
      National-RE
         5.000%, 04/01/10                      $       955,000   $       933,598
                                                                 ---------------
ALASKA -- 1.8%
   Juneau City & Borough, Ser A, GO, FSA
         4.000%, 06/01/12                            1,000,000         1,060,820
                                                                 ---------------
ARIZONA -- 1.8%
   Maricopa County, School District No.
      69-Paradise Valley, Ser D, GO,
      FGIC
         7.625%, 07/01/10                            1,000,000         1,047,790
                                                                 ---------------
ARKANSAS -- 1.9%
   Arkansas State, GO
      Callable 08/01/12 @ 100
         5.000%, 08/01/13                            1,000,000         1,092,800
                                                                 ---------------
FLORIDA -- 0.6%
   Florida State, Hurricane Catastrophe
      Authority, Ser A, RB
         4.000%, 07/01/10                              325,000           331,659
                                                                 ---------------
GEORGIA -- 1.3%
   City of Atlanta Georgia, Ser A, RB
         4.000%, 11/01/11                              200,000           205,794
   Georgia State, Ser D, GO
         4.000%, 08/01/12                              500,000           539,755
                                                                 ---------------
                                                                         745,549
                                                                 ---------------
HAWAII -- 0.6%
   Honolulu City & County, Water Authority,
      Ser B, RB, National-RE
         4.000%, 07/01/12                              305,000           326,859
                                                                 ---------------
INDIANA -- 0.2%
   Mount Vernon of Posey County, RB, AMBAC
         4.000%, 01/15/13                              100,000           107,158
                                                                 ---------------
IOWA -- 0.9%
   Des Moines, Ser D, GO
         3.250%, 06/01/13                              500,000           530,520
                                                                 ---------------
MARYLAND -- 0.9%
   Frederick County, GO
         3.750%, 06/01/13                              500,000           537,925
                                                                 ---------------
MICHIGAN -- 1.7%
   Michigan Municipal Bond Authority, RB
         3.000%, 10/01/15                            1,000,000         1,025,630
                                                                 ---------------
MINNESOTA -- 1.7%
   Minnesota Higher Education Facilities
      Authority, Ser 3-Z, RB(A)
      Callable 12/01/09 @ 100
         0.240%, 03/01/24                            1,000,000         1,000,000
                                                                 ---------------

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
NEW JERSEY -- 1.7%
   Camden County, Improvement Authority,
      Guarantee Loan Capital Program, RB
         3.800%, 01/15/15                      $     1,000,000   $     1,029,930
                                                                 ---------------
NEW MEXICO -- 0.1%
   New Mexico State, Finance Authority, Sub
      Lien Public Project, Ser C, RB,
      National-RE
         4.250%, 06/15/10                               75,000            76,792
                                                                 ---------------
NEW YORK -- 2.3%
   New York City, Ser G, GO
         5.000%, 08/01/11                            1,000,000         1,066,900
   New York State, Tollway Authority, Ser H,
      RB, National-RE
         4.000%, 01/01/11                              300,000           310,335
                                                                 ---------------
                                                                       1,377,235
                                                                 ---------------
NORTH CAROLINA -- 1.7%
   North Carolina Eastern Municipal Power
      Agency, Ser B, RB
         3.000%, 01/01/14                            1,000,000           991,090
                                                                 ---------------
OHIO -- 2.0%
   Ohio State, Highway Capital Improvements
      Authority, Ser H, GO
      Callable 05/01/12 @ 102
         5.000%, 05/01/13                            1,000,000         1,099,540
   Ohio State, Major New State
      Infrastructure Project, RB
         5.000%, 06/15/10                              100,000           102,874
                                                                 ---------------
                                                                       1,202,414
                                                                 ---------------
OKLAHOMA -- 1.8%
   Tulsa County, Independent School
      District, GO
         3.500%, 06/01/13                            1,000,000         1,060,020
                                                                 ---------------
OREGON -- 0.4%
   Oregon State, Department of
      Administrative Services, Ser B,
      COP, FSA
         4.000%, 11/01/12                              250,000           266,475
                                                                 ---------------
PENNSYLVANIA -- 3.4%
   Allegheny County, Port Authority, RB,
      National-RE FGIC
      Callable 03/01/11 @ 101
         5.375%, 03/01/12                              935,000           990,100
   Pennsylvania Turnpike Commission,
      Ser U, RB(A)
      Callable 11/03/09 @ 100
         0.250%, 12/01/19                            1,000,000         1,000,000
                                                                 ---------------
                                                                       1,990,100
                                                                 ---------------
PUERTO RICO -- 1.3%
   Government Development Bank for Puerto
      Rico, Ser Senior B, RB
         5.000%, 12/01/14                              750,000           774,030
                                                                 ---------------
SOUTH CAROLINA -- 0.9%
   Darlington County, School District,
      GO, FSA
         3.250%, 03/01/10                              500,000           503,800

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                      Face Amount          Value
-----------                                    ---------------   ---------------
   South Carolina State, Transportation
      Infrastructure Bank, Ser B, RB,
      AMBAC
         5.250%, 10/01/10                      $        25,000   $        25,801
                                                                 ---------------
                                                                         529,601
                                                                 ---------------
TEXAS -- 52.6%
   Angleton, Independent School District,
      GO, PSF
         3.750%, 02/15/14                              900,000           966,969
   Arlington, GO
         3.500%, 08/15/13                              500,000           534,900
   Austin Independent School District, GO
         3.000%, 08/01/11                               50,000            51,783
   Bexar County Hospital District, GO
         3.625%, 02/15/14                              500,000           519,795
   Bexar County, Hospital District, GO
         3.250%, 02/15/11                              420,000           430,038
   Bexar Metropolitan Water District, RB
         3.000%, 05/01/13                            1,000,000         1,014,940
   Brownsville, Independent School District,
      School Building Project, GO, PSF
         5.000%, 02/15/11                              150,000           157,673
   Brownsville, Public Improvement &
      Refunding Project, GO, FSA
         4.000%, 02/15/15                              500,000           533,805
   City of Austin Texas, RB, FSA(A)
      Callable 12/15/09 @ 100
         0.350%, 05/15/24                              900,000           900,000
   City of Lewisville Texas, RB
         3.000%, 02/15/15                              560,000           562,436
   Cleburne, GO, FSA
         4.000%, 02/15/13                              500,000           529,950
   College Station, Independent School
      District, School Building
      Project, GO, PSF
         4.250%, 08/15/11                              800,000           848,248
   Corpus Christi Independent School
      District, Ser A, GO, PSF
         4.000%, 08/15/10                              100,000           102,850
   Cypress-Fairbanks, Independent School
      District, Schoolhouse Project,
      GO, PSF (B)
      Pre-Refunded @ 100
         6.750%, 02/15/10                              300,000           305,421
   Dallas Area Rapid Transit, Ser A, RB
         3.500%, 12/01/15                              250,000           262,565
   El Paso, Water & Sewer Authority,
      Refunding & Improvement Project,
      RB, AMBAC
         5.000%, 03/01/11                            1,000,000         1,054,420
   Frisco Independent School District,
      Ser A, GO
         2.500%, 08/15/14                            1,000,000         1,013,980
   Grand Prairie, Refunding & Improvement
      Project, GO, XLCA
         4.125%, 02/15/12                              250,000           264,770
   Greenville, Electric Utilities Systems,
      RB
         4.000%, 02/15/14                              420,000           441,050
   Harris County Cultural Education
      Facilities Finance, RB
         4.000%, 06/01/14                              500,000           539,415
         4.000%, 10/01/16                            1,000,000         1,028,560
   Harris County, Cultural Education
      Facilities Finance, Ser D, RB
         4.000%, 11/15/13                            1,000,000         1,028,110

Description                                       Face Amount         Value
-----------                                    ---------------   ---------------
   Houston, Independent School District, GO
         3.600%, 07/15/12                      $       250,000   $       264,438
   Humble Independent School District, GO,
      PSF
         2.900%, 06/15/15                            1,000,000         1,020,290
   Irving, Independent School District,
      School Building Project, GO, PSF
         5.000%, 02/15/12                              350,000           380,818
   Katy, Independent School District,
      School Building Project,
      Ser D, GO, PSF
         4.250%, 02/15/10                               75,000            75,829
   Katy, Independent School District,
      Ser C, GO, PSF
         3.300%, 02/15/15                              325,000           340,405
   La Joya, Independent School District,
      School Building Project, GO, PSF
         3.250%, 02/15/13                              560,000           591,063
   La Porte Independent School District, GO
         3.000%, 02/15/16                              500,000           502,555
   Laredo, Community College District,
      GO, AMBAC
         4.375%, 08/01/10                              100,000           102,758
   Leander, Independent School District,
      School Building Project, GO, PSF
         4.000%, 08/15/11                              250,000           263,975
   Lower Colorado River Authority, RB
         3.250%, 05/15/14                              500,000           512,510
   Lubbock, Wastewater Systems Authority,
      GO, FSA
         3.250%, 02/15/12                              265,000           275,475
   McKinney, GO
         3.500%, 08/15/13                              930,000           986,116
   Mission, Consolidated Independent School
      District, GO, PSF
         3.250%, 02/15/13                            1,010,000         1,066,025
   Montgomery County, GO, FSA
         5.000%, 03/01/10                            1,000,000         1,015,150
   North Texas Tollway Authority, Ser A, RB
         3.200%, 01/01/13                            1,300,000         1,313,624
   Pharr/San Juan/Alamo, Independent School
      District Texas, GO, PSF
         4.000%, 02/01/14                              500,000           547,290
   Polk County, GO, FSA
         4.000%, 08/15/12                              200,000           212,606
   Port of Port Arthur, Navigation District
      Authority, Ser A, GO
         4.000%, 03/01/13                            1,000,000         1,058,040
   Robert Lee Independent School District,
      GO
      Callable 08/15/11 @ 100
         3.000%, 08/15/13                              585,000           590,663
   San Angelo Independent School District,
      Ser A, GO, Assured Guaranty
         3.000%, 02/15/13                              500,000           514,345
   San Antonio Education Facilities, RB(A)
      Callable 11/03/09 @ 100
         0.160%, 12/01/27                            1,000,000         1,000,000
   San Antonio, Electric & Gas Authority,
      Ser A, RB
         5.000%, 02/01/11                              100,000           105,229
   San Antonio, General Improvement Project,
      Ser 2006, GO, National-RE FGIC
         5.250%, 08/01/10                               25,000            25,908

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

                                                    Face
Description                                     Amount/Shares         Value
-----------                                    ---------------   ---------------
   Spring, Independent School District, GO,
      PSF
         5.875%, 08/15/11                      $        25,000   $        27,201
   State of Texas, GO
         3.000%, 08/01/16                            1,885,000         1,919,590
   Texas A&M University, Ser C, RB
         3.000%, 05/15/14                              625,000           652,219
   Uptown Development Authority, TA
         2.900%, 09/01/11                              500,000           498,930
   Victoria, Independent School District,
      GO, PSF
         4.000%, 02/15/10                              500,000           505,180
   Waco, Independent School District, GO,
      PSF
         4.000%, 08/15/13                              500,000           543,460
   Williamson County Texas, GO
         3.000%, 02/15/15                            1,000,000         1,022,570
                                                                 ---------------
                                                                      31,025,940
                                                                 ---------------
UTAH -- 1.7%
   Salt Lake City, School District, GO
         3.000%, 03/01/10                            1,000,000         1,008,760
                                                                 ---------------
VIRGINIA -- 1.9%
   Alexandria, Ser A, GO
         3.500%, 07/15/13                              500,000           537,510
   City of Norfolk Virginia, Ser A, GO
         2.500%, 11/01/14                              545,000           556,058
                                                                 ---------------
                                                                       1,093,568
                                                                 ---------------
WASHINGTON -- 1.7%
   Washington State, Motor Vehicle Fuel Tax
      Project, GO, National-RE
         4.500%, 01/01/10                            1,000,000         1,006,640
                                                                 ---------------
WISCONSIN -- 3.3%
   Wisconsin State, Ser 2, GO, National-RE
         5.000%, 05/01/10                            1,000,000         1,022,920
   Wisconsin State, Transportation
      Authority, Ser 1, RB, AMBAC
         5.500%, 07/01/11                              835,000           897,066
                                                                 ---------------
                                                                       1,919,986
                                                                 ---------------
Total Municipal Bonds
   (Cost $52,755,675)                                                 54,092,889
                                                                 ---------------
CASH EQUIVALENTS -- 12.2%
   AIM Tax Free Income Fund, 0.050% *
   (Cost $7,199,024)                                 7,199,024         7,199,024
                                                                 ---------------
Total Investments -- 104.0%
   (Cost $59,954,699) +                                          $    61,291,913
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $58,930,517.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

(A) FLOATING RATE INSTRUMENT. THE RATE REFLECTED ON THE SCHEDULE OF INVESTMENTS IS THE RATE IN EFFECT ON OCTOBER 31, 2009. THE DEMAND AND INTEREST RATE RESET FEATURE GIVES THIS SECURITY A SHORTER EFFECTIVE MATURITY DATE.

(B)  PRE-REFUNDED SECURITIES - THE MATURITY DATE SHOWN IS THE PRE-REFUNDED DATE.

AMBAC - AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

COP   - CERTIFICATE OF PARTICIPATION

FGIC  - FINANCIAL GUARANTY INSURANCE COMPANY

FSA   - FINANCIAL SECURITY ASSISTANCE

GO    - GENERAL OBLIGATION

PSF   - PUBLIC SCHOOL FOUNDATION

RB    - REVENUE BOND

SER   - SERIES

TA    - TAX ALLOCATION

XLCA  - XL CAPITAL ASSURANCE

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $59,954,699, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,378,130 AND $(40,916), RESPECTIVELY.

THE ADVISORS' INNER CIRCLE FUND II                            FROST LOW DURATION
SCHEDULE OF INVESTMENTS                                      MUNICIPAL BOND FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

THE FOLLOWING IS A SUMMARY OF THE INPUTS USED AS OF OCTOBER 31, 2009 IN VALUING THE FUND'S INVESTMENTS CARRIED AT VALUE:

Investments in Securities           Level 1      Level 2     Level 3       Total
-------------------------         ----------   -----------   -------   -----------
   Municipal Bonds                $       --   $54,092,889     $--     $54,092,889
   Cash Equivalent                 7,199,024            --      --       7,199,024
                                  ----------   -----------     ---     -----------
Total Investments in Securities   $7,199,024   $54,092,889     $--     $61,291,913
                                  ==========   ===========     ===     ===========

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II                        FROST KEMPNER TREASURY
SCHEDULE OF INVESTMENTS                                          AND INCOME FUND
                                                                OCTOBER 31, 2009
                                                                     (UNAUDITED)

                                                     Face
Description                                     Amount/Shares         Value
-----------                                    ---------------   ---------------
U.S. TREASURY OBLIGATIONS - 89.1%
   U.S. Treasury Inflationary Protection
      Securities
      4.250%, 01/15/10                         $       508,000   $       657,135
      3.625%, 04/15/28                               1,538,000         2,544,795
      3.500%, 01/15/11                               1,122,000         1,452,483
      2.625%, 07/15/17                                 692,000           792,988
      2.500%, 07/15/16 to 01/15/29                   3,471,000         3,887,790
      2.375%, 04/15/11 to 01/15/25                   2,494,000         2,927,521
      2.000%, 07/15/14                               1,249,000         1,508,466
      1.875%, 07/15/13                                 746,000           917,755
      1.750%, 01/15/28                               2,332,000         2,312,822
      1.625%, 01/15/15                               1,140,000         1,332,391
      1.375%, 07/15/18                               2,104,000         2,115,271
                                                                 ---------------
Total U.S. Treasury Obligations
   (Cost $19,173,641)                                                 20,449,417
                                                                 ---------------
CASH EQUIVALENT - 11.7%
   BlackRock Liquidity Funds Treasury
      Trust Fund Portfolio
      0.080% * (Cost $2,685,831)                     2,685,831         2,685,831
                                                                 ---------------
Total Investments - 100.8%
   (Cost $21,859,472) +                                          $    23,135,248
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $22,943,604.

*    RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $21,859,472, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,275,776 AND $(0), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II              FROST LKCM MULTI-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 99.5%
CONSUMER DISCRETIONARY -- 10.0%
   CBS, Cl B                                            22,500   $       264,825
   Home Depot                                           10,000           250,900
   Kohl's*                                               1,200            68,664
   PetSmart                                              5,000           117,650
   Time Warner                                           5,700           171,684
                                                                 ---------------
                                                                         873,723
                                                                 ---------------
CONSUMER STAPLES -- 12.0%
   Avon Products                                         6,000           192,300
   Coca-Cola                                             4,000           213,240
   Colgate-Palmolive                                     2,000           157,260
   CVS Caremark                                          6,500           229,450
   PepsiCo                                               2,000           121,100
   Procter & Gamble                                      2,500           145,000
                                                                 ---------------
                                                                       1,058,350
                                                                 ---------------
ENERGY -- 13.1%
   Cabot Oil & Gas                                       3,500           134,645
   Devon Energy                                          4,000           258,840
   Exxon Mobil                                           1,200            86,004
   Peabody Energy                                        5,000           197,950
   Schlumberger                                          3,000           186,600
   XTO Energy                                            7,000           290,920
                                                                 ---------------
                                                                       1,154,959
                                                                 ---------------
FINANCIALS -- 14.1%
   Bank of New York Mellon                              12,500           333,250
   JPMorgan Chase                                        7,500           313,275
   Lazard, Cl A                                          4,000           151,000
   US Bancorp                                            7,000           162,540
   Wells Fargo                                          10,000           275,200
                                                                 ---------------
                                                                       1,235,265
                                                                 ---------------
HEALTH CARE -- 17.2%
   Abbott Laboratories                                   6,000           303,420
   Alcon                                                 1,000           142,790
   Dentsply International                                8,000           263,680
   Gilead Sciences*                                      6,500           276,575
   Haemonetics*                                          5,000           257,500
   Thermo Fisher Scientific*                             6,000           270,000
                                                                 ---------------
                                                                       1,513,965
                                                                 ---------------
INDUSTRIALS -- 7.9%
   Baldor Electric                                      10,000           258,500
   Burlington Northern Santa Fe                          1,200            90,384
   Danaher                                               3,000           204,690
   General Electric                                     10,000           142,600
                                                                 ---------------
                                                                         696,174
                                                                 ---------------
INFORMATION TECHNOLOGY -- 17.8%
   Akamai Technologies*                                  8,500           187,000
   Apple*                                                1,100           207,350
   Brocade Communications Systems*                      22,500           193,050
   Cisco Systems*                                        5,000           114,250
   International Business Machines                       1,500           180,915
   Microsoft                                             6,000           166,380
   Nuance Communications*                               17,500           229,425
   Oracle                                                6,700           141,370
   Research In Motion*                                   2,500           146,825
                                                                 ---------------
                                                                       1,566,565
                                                                 ---------------
MATERIALS -- 2.0%
   FMC                                                   3,500           178,850
                                                                 ---------------

Description                                         Shares             Value
-----------                                    ---------------   ---------------
TELECOMMUNICATION SERVICES -- 3.5%
   AT&T                                                 12,000   $       308,040
                                                                 ---------------
UTILITIES -- 1.9%
   MDU Resources Group                                   7,900           163,925
                                                                 ---------------
Total Common Stock (Cost $7,790,046)                                   8,749,816
                                                                 ---------------
CASH EQUIVALENT -- 1.7%
   AIM STIT-Government & Agency
      Portfolio, 0.050% **
      (Cost $147,793)                                  147,793           147,793
                                                                 ---------------
Total Investments -- 101.2%
   (Cost $7,937,839) +                                           $     8,897,609
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $8,793,755.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL   - CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $7,937,839, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,500,738 AND $(540,968), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

THE ADVISORS' INNER CIRCLE FUND II          FROST LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS                                         OCTOBER 31, 2009
                                                                     (UNAUDITED)

Description                                         Shares            Value
-----------                                    ---------------   ---------------
COMMON STOCK -- 98.7%
CONSUMER DISCRETIONARY -- 17.6%
   American Eagle Outfitters                            13,300   $       232,617
   CBS, Cl B                                            19,500           229,515
   Chipotle Mexican Grill, Cl A*                         2,300           187,427
   DeVry                                                 4,450           246,040
   Foot Locker                                          19,050           199,644
   Guess?                                                7,500           274,125
   LKQ*                                                 16,400           283,228
   Phillips-Van Heusen                                   6,250           250,937
   Royal Caribbean Cruises                              12,650           255,910
                                                                 ---------------
                                                                       2,159,443
                                                                 ---------------
CONSUMER STAPLES -- 2.9%
   Dean Foods*                                           8,750           159,513
   Energizer Holdings*                                   3,250           197,827
                                                                 ---------------
                                                                         357,340
                                                                 ---------------
ENERGY -- 9.9%
   Cabot Oil & Gas                                       5,900           226,973
   Concho Resources*                                     6,900           262,959
   Consol Energy                                         5,650           241,877
   Core Laboratories                                     2,250           234,675
   EXCO Resources                                       16,100           251,482
                                                                 ---------------
                                                                       1,217,966
                                                                 ---------------
FINANCIALS -- 9.8%
   Affiliated Managers Group*                            3,050           193,645
   First Horizon National*                              18,456           218,334
   Genworth Financial, Cl A                             30,400           322,848
   Prosperity Bancshares                                 6,600           236,214
   Raymond James Financial                               9,550           225,475
                                                                 ---------------
                                                                       1,196,516
                                                                 ---------------
HEALTH CARE -- 13.6%
   Cerner*                                               3,800           288,952
   Charles River Laboratories International*             7,650           279,378
   Covance*                                              4,300           222,224
   Endo Pharmaceuticals Holdings*                       10,300           230,720
   MedAssets*                                            9,900           217,206
   PerkinElmer                                          10,450           194,474
   Techne                                                3,650           228,162
                                                                 ---------------
                                                                       1,661,116
                                                                 ---------------
INDUSTRIALS -- 14.0%
   Ametek                                                7,100           247,719
   BE Aerospace*                                        11,700           207,441
   Copart*                                               6,000           193,020
   Foster Wheeler*                                       8,650           242,114
   JB Hunt Transport Services                            6,250           187,875
   Kansas City Southern*                                 9,200           222,916
   Landstar System                                       5,900           207,916
   Monster Worldwide*                                   14,300           207,636
                                                                 ---------------
                                                                       1,716,637
                                                                 ---------------
INFORMATION TECHNOLOGY -- 20.9%
   Akamai Technologies*                                 12,250           269,500
   ANSYS*                                                6,200           251,596
   Brocade Communications Systems*                      28,800           247,104
   F5 Networks*                                          6,150           276,073
   Harris                                                7,650           319,158
   National Instruments                                  7,750           206,925
   National Semiconductor                               16,650           215,451
   Nuance Communications*                               23,100           302,841
   TIBCO Software*                                      31,200           273,000

Description                                         Shares            Value
-----------                                    ---------------   ---------------
Trimble Navigation*                                      9,750   $       204,458
                                                                 ---------------
                                                                       2,566,106
                                                                 ---------------
MATERIALS -- 7.7%
   Airgas 19,500                                         5,150           228,454
   Cliffs Natural Resources                              6,950           247,212
   Cytec Industries                                      6,250           207,312
   FMC                                                   5,150           263,165
                                                                 ---------------
                                                                         946,143
                                                                 ---------------
TELECOMMUNICATION SERVICES -- 2.3%
   SBA Communications, Cl A*                            10,050           283,510
                                                                 ---------------
Total Common Stock (Cost $11,616,143)                                 12,104,777
                                                                 ---------------
CASH EQUIVALENT -- 1.6%
   AIM STIT-Government & Agency
      Portfolio, 0.050% **
      (Cost $191,252)                                  191,252           191,252
                                                                 ---------------
Total Investments -- 100.3%
   (Cost $11,807,395) +                                          $    12,296,029
                                                                 ===============

     PERCENTAGES ARE BASED ON NET ASSETS OF $12,258,756.

*    NON-INCOME PRODUCING SECURITY.

**   RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2009.

CL - CLASS

+ AT OCTOBER 31, 2009, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $11,807,395, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,370,958 AND $(882,324), RESPECTIVELY.

AS OF OCTOBER 31, 2009, ALL OF THE FUND'S INVESTMENTS ARE LEVEL 1 IN ACCORDANCE WITH ASC 820 (FORMERLY SFAS NO. 157).

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS, FAIR VALUE HIERARCHY LEVELS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO NOTE 2 OF THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

FIA-QH-001-0400

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: December 23, 2009


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and
                                        Chief Financial Officer

Date: December 23, 2009